Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Asset Backed Securities (32.6%)
$ 550,000 AIO Issuer LLC, Series 2024-1A, Class A2,
6.00%, 10/26/54, Callable 10/25/29 @
100*(a) ........................ $ 540,863
73,324 CDC Mortgage Capital Trust, Series 2002-HE1,
Class A, 5.32% (TSFR1M + 73 bps), 1/25/33,
Callable 12/25/24 @ 100* ............ 73,140
476,990 CLI Funding VIII LLC, Series 2021-1A, Class B,
2.38%, 2/18/46(a) ................. 430,723
56 Countrywide Asset-Backed Certificates, Series
2002-S1, Class A5, 6.46%, 5/25/32, Callable
12/25/24 @ 100*(b)(c) .............. 56
667,593 CWABS Asset-Backed Certificates Trust, Series
2007-4, Class A4W, 4.31%, 4/25/47, Callable
4/25/29 @ 100*(b) ................. 624,027
638,893 Driven Brands Funding LLC, Series 2019-2A,
Class A2, 3.98%, 10/20/49, Callable 1/20/25
@ 100*(a) ...................... 620,473
1,086,000 Flexential Issuer, Series 2021-1A, Class A2,
3.25%, 11/27/51, Callable 11/25/25 @
100*(a) ........................ 1,023,092
500,000 FMC GMSR Issuer Trust, Series 2022-GT2,
Class A, 7.90%, 7/25/27, Callable 7/25/27 @
100*(a) ........................ 506,514
500,000 FMC GMSR Issuer Trust, Series 2022-GT2, Class
B, 10.07%, 7/25/27, Callable 7/25/27 @
100*(a) ........................ 507,325
457,984 Fremont Home Loan Trust, Series 2004-3, Class
M5, 6.58% (TSFR1M + 199 bps), 11/25/34,
Callable 12/25/24 @ 100* ............ 310,836
1,028,448 Goodgreen Trust, Series 2020-1A, Class A,
2.63%, 4/15/55, Callable 10/15/42 @ 100*(a) 848,529
595,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 2/1/25 @ 100*(a) 572,339
2 IMC Home Equity Loan Trust, Series 1998-1,
Class A6, 7.02%, 6/20/29(b)(c) ........ 2
741,825 Jack in the Box Funding LLC, Series 2022-1A,
Class A2I, 3.45%, 2/26/52, Callable 2/25/25
@ 100*(a) ...................... 705,256
835,000 New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 12/20/24 @ 100*(a) .......... 745,457
500,000 PNMAC GMSR Issuer Trust, Series 2024-GT1,
Class A, 7.79% (TSFR1M + 320 bps),
3/25/29(a) ...................... 505,870
53,620 RAAC Trust, Series 2007-SP1, Class M1, 5.56%
(TSFR1M + 97 bps), 3/25/37, Callable
12/25/24 @ 100* .................. 53,564
45,782 RAMP Trust, Series 2002-RS2, Class AI5, 4.66%,
3/25/32, Callable 12/25/24 @ 100* ...... 45,076
682 Saxon Asset Securities Trust, Series 2003-3,
Class AF6, 4.12%, 12/25/33, Callable
12/25/24 @ 100*(b)(c) .............. 666
774,667 Sonic Capital LLC, Series 2021-1A, Class A2I,
2.19%, 8/20/51, Callable 8/20/25 @ 100*(a) 687,835
35,421 Soundview Home Loan Trust, Series 2005-B,
Class M2, 6.23%, 5/25/35, Callable 12/25/24
@ 100*(b)(c) ..................... 32,427
83,484 Soundview Home Loan Trust, Series 2005-
OPT3, Class M1, 5.41% (TSFR1M + 82 bps),
11/25/35, Callable 12/25/24 @ 100* ..... 82,357
91,010 Structured Asset Investment Loan Trust, Series
2005-HE3, Class M1, 5.42% (TSFR1M + 83
bps), 9/25/35, Callable 12/25/24 @ 100* .. 90,454
Shares or
Principal
Amount Security Description Value
Asset Backed Securities, continued:
$ 656,250 Taco Bell Funding LLC, Series 2016-1A, Class
A23, 4.97%, 5/25/46, Callable 2/25/25 @
100*(a) ........................ $ 654,477
381,085 Textainer Marine Containers VII, Ltd., Series
2020-1A, Class A, 2.73%, 8/21/45, Callable
12/20/24 @ 100*(a) ................ 362,856
177,982 VR Funding LLC, Series 2020-1A, Class A,
2.79%, 11/15/50, Callable 2/15/25 @ 100*(a) 163,194
223,109 Wendy's Funding LLC, Series 2019-1A, Class
A2I, 3.78%, 6/15/49, Callable 12/15/24 @
100*(a) ........................ 217,745
134,501 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100*(a) ........................ 120,496
633,713 Zaxby's Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 7/30/25 @ 100*(a) 578,447
Total Asset Backed Securities (Cost $11,881,497) .............. 11,104,096
Mortgage Backed Securities† (25.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
7,257 Alternative Loan Trust, Series 2005-24, Class
1A1, 6.24% (12MTA + 131 bps), 7/20/35,
Callable 12/19/24 @ 100* ............ 6,421
7,397 Bear Stearns Alternative Trust, Series 2005-
5, Class 26A1, 4.55%, 7/25/35, Callable
12/25/24 @ 100*(b) ................ 5,263
51,019 Bear Stearns Alternative Trust, Series 2006-
1, Class 21A2, 4.70%, 2/25/36, Callable
12/25/24 @ 100*(b) ................ 35,946
797 Deutsche Alternative Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1B1, 4.80%
(TSFR1M + 21 bps), 10/25/36, Callable
12/25/24 @ 100* .................. 649
1,585 First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1, 5.74%,
9/25/34, Callable 12/25/24 @ 100*(b) .... 1,607
12,566 RALI Trust, Series 2006-QA1, Class A21, 5.24%,
1/25/36, Callable 12/25/24 @ 100*(b) .... 9,223
19,370 RALI Trust, Series 2004-QA4, Class NB21,
5.88%, 9/25/34, Callable 12/25/24 @ 100*(b) 19,131
78,240
Alt-A - Fixed Rate Mortgage Backed Securities (1.8%)
2,091 Alternative Loan Trust, Series 2005-3CB, Class
1A4, 5.25%, 3/25/35, Callable 12/25/24 @
100* .......................... 1,735
8,152 Alternative Loan Trust, Series 2005-J13, Class
2A3, 5.50%, 11/25/35, Callable 12/25/24 @
100* .......................... 5,561
14,788 Alternative Loan Trust, Series 2006-2CB, Class
A3, 5.50%, 3/25/36, Callable 12/25/24 @
100* .......................... 6,519
5,813 Alternative Loan Trust, Series 2004-5CB, Class
1A1, 6.00%, 5/25/34, Callable 12/25/24 @
100* .......................... 5,910
15,164 Alternative Loan Trust, Series 2006-31CB, Class
A16, 6.00%, 11/25/36, Callable 12/25/24 @
100* .......................... 8,774
14,856 Alternative Loan Trust, Series 2006-43CB, Class
1A4, 6.00%, 2/25/37, Callable 12/25/24 @
100* .......................... 7,989
170,651 Alternative Loan Trust, Series 2006-J8, Class A2,
6.00%, 2/25/37, Callable 12/25/24 @ 100* . 73,135

Continued
Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 52,514 Alternative Loan Trust, Series 2004-J8, Class 2A1,
7.00%, 8/25/34, Callable 12/25/24 @ 100* . $ 49,787
10,520 ChaseFlex Trust, Series 2005-1, Class 2A4,
5.50%, 2/25/35, Callable 12/25/24 @ 100* . 10,076
11,865 CitiMortgage Alternative Loan Trust, Series
2006-A3, Class 1A5, 6.00%, 7/25/36, Callable
12/25/24 @ 100* .................. 10,846
3,133 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2004-1, Class 4A1, 5.00%,
2/25/19, Callable 2/25/19 @ 100* ....... 3,050
2,726 Deutsche Alternative Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1A, 6.01%,
10/25/36, Callable 12/25/24 @ 100*(b) ... 2,349
766 Deutsche Alternative Securities, Inc. Mortgage
Loan Trust, Series 2003-4XS, Class A6A,
5.32%, 10/25/33, Callable 12/25/24 @
100*(b)(c) ...................... 745
4,468 MASTR Alternative Loan Trust, Series 2004-1,
Class 4A1, 5.50%, 2/25/34, Callable 12/25/24
@ 100* ........................ 4,420
5,275 MASTR Alternative Loan Trust, Series 2004-4,
Class 1A1, 5.50%, 5/25/34, Callable 12/25/24
@ 100* ........................ 5,071
796 MASTR Alternative Loan Trust, Series 2005-1,
Class 5A1, 5.50%, 1/25/20, Callable 1/25/20
@ 100* ........................ 721
2,241 MASTR Alternative Loan Trust, Series 2004-3,
Class 3A1, 6.00%, 4/25/34, Callable 12/25/24
@ 100* ........................ 2,252
10,513 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 12/25/24
@ 100* ........................ 10,311
4,913 MASTR Alternative Loan Trust, Series 2003-
7, Class 6A1, 6.50%, 12/25/33, Callable
12/25/24 @ 100* .................. 4,935
225,257 MASTR Alternative Loan Trust, Series 2004-3,
Class 5A1, 6.50%, 3/25/34, Callable 12/25/24
@ 100* ........................ 231,808
8,353 MASTR Alternative Loan Trust, Series 2004-4,
Class 8A1, 6.50%, 5/25/34, Callable 12/25/24
@ 100* ........................ 8,361
17,115 MASTR Alternative Loan Trust, Series 2004-6,
Class 6A1, 6.50%, 7/25/34, Callable 12/25/24
@ 100* ........................ 17,133
16,701 MASTR Alternative Loan Trust, Series 2004-1,
Class 3A1, 7.00%, 1/25/34, Callable 12/25/24
@ 100* ........................ 16,730
2,152 MASTR Alternative Loan Trust, Series 2004-3,
Class 8A1, 7.00%, 4/25/34, Callable 12/25/24
@ 100* ........................ 2,210
147 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2005-WF1, Class 2A5, 5.66%,
3/25/35, Callable 12/25/24 @ 100*(b)(c) .. 147
99 RALI Trust, Series 2004-QS13, Class CB, 5.00%,
9/25/19, Callable 9/25/19 @ 100* ....... 92
5,554 RALI Trust, Series 2004-QS6, Class A1, 5.00%,
5/25/19, Callable 5/25/19 @ 100* ....... 4,861
17,969 RALI Trust, Series 2006-QS6, Class 1A2, 6.00%,
6/25/36, Callable 12/25/24 @ 100* ...... 14,000
18,730 RALI Trust, Series 2006-QS12, Class 1A2, 6.50%,
9/25/36, Callable 12/25/24 @ 100* ...... 8,302
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 33,230 Residential Asset Securitization Trust, Series
2005-A14, Class A5, 5.50%, 12/25/35,
Callable 12/25/24 @ 100* ............ $ 15,248
38,901 Residential Asset Securitization Trust, Series
2006-A8, Class 1A1, 6..00%, 8/25/36, Callable
12/25/24 @ 100* .................. 23,650
40,468 Residential Asset Securitization Trust, Series
2006-A9CB, Class A5, 6.00%, 9/25/36,
Callable 12/25/24 @ 100* ............ 12,793
23,668 Residential Asset Securitization Trust, Series
2007-A5, Class 2A3, 6.00%, 5/25/37, Callable
12/25/24 @ 100* .................. 12,572
21,955 WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-6, Class 1CB, 6.50%, 8/25/35,
Callable 12/25/24 @ 100* ............ 19,899
5,977 Wells Fargo Alternative Loan Trust, Series 2005-1,
Class 2A3, 5.50%, 2/25/35, Callable 12/25/24
@ 100* ........................ 5,506
607,498
Prime Adjustable Rate Mortgage Backed Securities (2.8%)
3,268 Banc of America Funding Trust, Series 2004-B,
Class 5A1, 6.69%, 11/20/34, Callable
12/20/24 @ 100*(b) ................ 3,193
3,541 Banc of America Mortgage Trust, Series 2006-A,
Class 2A1, 4.85%, 2/25/36, Callable 12/25/24
@ 100*(b) ...................... 3,228
2,027 Banc of America Mortgage Trust, Series 2006-B,
Class 2A1, 5.50%, 11/20/46, Callable
12/20/24 @ 100*(b) ................ 1,816
2,471 Banc of America Mortgage Trust, Series 2004-E,
Class 1A1, 7.38%, 6/25/34, Callable 12/25/24
@ 100*(b) ...................... 2,381
3,103 Banc of America Mortgage Trust, Series 2003-H,
Class 2A3, 7.43%, 9/25/33, Callable 12/25/24
@ 100*(b) ...................... 2,952
1,586 Bear Stearns ARM Trust, Series 2004-9, Class
12A3, 6.12%, 11/25/34, Callable 12/25/24 @
100*(b) ........................ 1,602
594 Bear Stearns ARM Trust, Series 2003-7, Class
4A, 6.72%, 10/25/33, Callable 12/25/24 @
100*(b) ........................ 608
2,863 Bear Stearns ARM Trust, Series 2004-6, Class
1A1, 6.90%, 9/25/34, Callable 12/25/24 @
100*(b) ........................ 2,841
2,211 Bear Stearns ARM Trust, Series 2006-4, Class
1A1, 6.95%, 10/25/36, Callable 12/25/24 @
100*(b) ........................ 2,121
2,554 Bear Stearns ARM Trust, Series 2005-9, Class
A1, 7.08% (H15T1Y + 230 bps), 10/25/35,
Callable 12/25/24 @ 100* ............ 2,419
1,500 Bear Stearns ARM Trust, Series 2004-10, Class
15A1, 7.59%, 1/25/35, Callable 12/25/24 @
100*(b) ........................ 1,481
407 Bear Stearns Mortgage Securities, Inc., Series
1997-6, Class 1A, 8.59%, 3/25/31, Callable
12/25/24 @ 100*(b) ................ 407
7,353 Chase Mortgage Finance Trust, Series 2007-A2,
Class 7A1, 5.30%, 7/25/37, Callable 12/25/24
@ 100*(b) ...................... 5,972
6,837 CHL Mortgage Pass-Through Trust, Series
2004-2, Class 2A1, 4.49%, 2/25/34, Callable
12/25/24 @ 100*(b) ................ 6,096

Continued
Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$ 2,763 CHL Mortgage Pass-Through Trust, Series
2003-60, Class 2A1, 6.12%, 2/25/34, Callable
12/25/24 @ 100*(b) ................ $ 2,586
5,532 CHL Mortgage Pass-Through Trust, Series
2003-58, Class 2A2, 6.67%, 2/19/34, Callable
12/19/24 @ 100*(b) ................ 5,431
3,088 Citigroup Mortgage Loan Trust, Series 2005-3,
Class 2A2A, 6.22%, 8/25/35(b) ........ 2,918
14,560 Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR7, Class 2A1, 5.87%,
11/25/34, Callable 12/25/24 @ 100*(b) ... 14,151
19,898 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-AR28, Class CB3, 6.37%,
11/25/32, Callable 12/25/24 @ 100*(b) ... 13,313
447,672 Fannie Mae REMIC Trust, Series 2003-W14,
Class 2A, 4.81%, 1/25/43, Callable 12/25/24
@ 100*(b) ...................... 457,533
3,659 First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1, 5.44%,
10/25/35, Callable 12/25/24 @ 100*(b) ... 3,373
16,309 GMACM Mortgage Loan Trust, Series 2005-
AR6, Class 3A1, 4.26%, 11/19/35, Callable
12/19/24 @ 100*(b) ................ 13,706
11,058 GSR Mortgage Loan Trust, Series 2005-AR2,
Class 1A2, 4.32%, 4/25/35, Callable 12/25/24
@ 100*(b) ...................... 10,350
3,095 GSR Mortgage Loan Trust, Series 2005-AR7,
Class 2A1, 5.05%, 11/25/35, Callable
12/25/24 @ 100*(b) ................ 2,985
47,288 HarborView Mortgage Loan Trust, Series 2004-
10, Class 3A1B, 5.05%, 1/19/35, Callable
12/19/24 @ 100*(b) ................ 41,664
1,533 HarborView Mortgage Loan Trust, Series 2005-
14, Class 3A1A, 7.73%, 12/19/35, Callable
12/19/24 @ 100*(b) ................ 1,439
6,142 HomeBanc Mortgage Trust, Series 2006-1, Class
1A1, 4.40%, 4/25/37, Callable 12/25/24 @
100*(b) ........................ 5,395
28,333 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR19, Class 1A2, 4.05%, 8/25/36, Callable
12/25/24 @ 100*(b) ................ 18,354
17,418 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR13, Class A1, 4.20%, 7/25/36, Callable
12/25/24 @ 100*(b) ................ 11,626
6,665 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 1A, 5.18%, 8/25/34, Callable
12/25/24 @ 100*(b) ................ 6,398
13,595 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 3A, 5.50%, 8/25/34, Callable
12/25/24 @ 100*(b) ................ 12,787
11,165 JPMorgan Mortgage Trust, Series 2006-A6, Class
1A4L, 4.63%, 10/25/36, Callable 12/25/24 @
100*(b) ........................ 8,178
1,132 JPMorgan Mortgage Trust, Series 2006-A5, Class
3A4, 5.08%, 8/25/36, Callable 12/25/24 @
100*(b) ........................ 882
2,154 JPMorgan Mortgage Trust, Series 2006-A2, Class
2A1, 5.19%, 4/25/36, Callable 12/25/24 @
100*(b) ........................ 1,876
93,065 JPMorgan Mortgage Trust, Series 2005-A6, Class
3A3, 5.62%, 9/25/35, Callable 12/25/24 @
100*(b) ........................ 85,838
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$ 7,405 JPMorgan Mortgage Trust, Series 2005-A1, Class
3A4, 5.62%, 2/25/35, Callable 12/25/24 @
100*(b) ........................ $ 7,098
10,236 MASTR Adjustable Rate Mortgages Trust, Series
2004-13, Class 2A1, 6.90%, 4/21/34, Callable
12/21/24 @ 100*(b) ................ 9,948
3,865 Merrill Lynch Mortgage Investors Trust, Series
2004-1, Class 2A2, 5.85%, 12/25/34, Callable
12/25/24 @ 100*(b) ................ 3,662
431 Merrill Lynch Mortgage Investors Trust, Series
2004-A1, Class 2A2, 6.53%, 2/25/34, Callable
12/25/24 @ 100*(b) ................ 408
4,818 Merrill Lynch Mortgage Investors Trust, Series
2004-A2, Class 1A, 7.27%, 7/25/34, Callable
12/25/24 @ 100*(b) ................ 4,667
1,239 Morgan Stanley Mortgage Loan Trust, Series
2004-6AR, Class 3A, 5.71%, 8/25/34, Callable
12/25/24 @ 100*(b) ................ 1,192
3,085 Morgan Stanley Mortgage Loan Trust, Series
2004-6AR, Class 2A2, 6.65%, 8/25/34,
Callable 12/25/24 @ 100*(b) .......... 3,005
27,778 Ocwen Residential MBS Corp., Series 1998-R1,
Class B1, 2.70%, 10/25/40, Callable 12/25/24
@ 100*(a)(b) ..................... 16,938
16,486 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 1A2, 5.25%, 12/25/34,
Callable 12/25/24 @ 100*(b) .......... 14,564
752 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A1, 6.83%, 2/25/34,
Callable 12/25/24 @ 100*(b) .......... 712
757 Structured Asset Mortgage Investments II
Trust, Series 2005-AR7, Class 1A1, 4.53%,
12/27/35, Callable 12/25/24 @ 100*(b) ... 771
5,838 Structured Asset Securities Corp. Mortgage Pass-
Through Certificates, Series 2003-24A, Class
1A3, 6.40%, 7/25/33, Callable 12/25/24 @
100*(b) ........................ 5,687
34,521 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR14, Class 1A1, 4.24%,
11/25/36, Callable 12/25/24 @ 100*(b) ... 30,022
992 WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR8, Class 1A1, 4.88%, 8/25/46,
Callable 12/25/24 @ 100*(b) .......... 904
5,250 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR10, Class 1A2, 4.89%,
9/25/36, Callable 12/25/24 @ 100*(b) .... 4,435
3,104 WaMu Mortgage Pass-Through Certificates
Trust, Series 2004-AR10, Class A1B, 5.54%
(TSFR1M + 95 bps), 7/25/44, Callable
12/25/24 @ 100* .................. 2,957
2,381 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A2, 5.71%, 6/25/34,
Callable 12/25/24 @ 100*(b) .......... 2,203
93,762 WinWater Mortgage Loan Trust, Series 2014-1,
Class A1, 3.93%, 6/20/44, Callable 12/20/24
@ 100*(a)(b) ..................... 89,108
956,181
Prime Fixed Mortgage Backed Securities (8.4%)
1,346 American Home Mortgage Investment Trust,
Series 2005-2, Class 5A1, 5.56%, 9/25/35,
Callable 12/25/24 @ 100*(b)(c) ........ 1,142

Continued
Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 327,920 American Home Mortgage Investment Trust,
Series 2006-2, Class 3A2, 6.70%, 6/25/36,
Callable 12/25/24 @ 100*(b)(c) ........ $ 47,429
29,795 Angel Oak Mortgage Trust, Series 2019-5, Class
A1, 2.59%, 10/25/49, Callable 12/25/24 @
100*(a)(b) ...................... 29,111
271,972 Angel Oak Mortgage Trust, Series 2019-6, Class
A1, 2.62%, 11/25/59, Callable 12/25/24 @
100*(a)(b) ...................... 266,082
11,750 Chase Mortgage Finance Trust, Series 2007-S2,
Class 2A1, 5.50%, 3/25/37, Callable 12/25/24
@ 100* ........................ 805
41,341 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 12/25/24 @ 100* . 27,475
184 CHL Mortgage Pass-Through Trust, Series
2003-42, Class 1A1, 3.99%, 9/25/33, Callable
12/25/24 @ 100*(b) ................ 154
70 CHL Mortgage Pass-Through Trust, Series
2004-J6, Class 1A2, 5.25%, 8/25/24, Callable
8/25/24 @ 100* ................... 70
5,750 CHL Mortgage Pass-Through Trust, Series
2005-29, Class A1, 5.75%, 12/25/35, Callable
12/25/24 @ 100* .................. 2,801
1,315 Citigroup Mortgage Loan Trust, Inc., Series
2003-1, Class WA2, 6.50%, 6/25/31, Callable
12/25/24 @ 100* .................. 1,306
3,241 Citigroup Mortgage Loan Trust, Inc., Series 2005-
1, Class 3A1, 6.50%, 4/25/35 .......... 3,231
2,208 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM1, Class 1A3, 6.75%, 7/25/34, Callable
12/25/24 @ 100* .................. 2,248
44,826 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 1CB2, 6.75%, 8/25/34, Callable
12/25/24 @ 100* .................. 45,170
5,265 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 2CB3, 8.00%, 8/25/34, Callable
12/25/24 @ 100* .................. 5,449
57,421 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-23, Class 1A11, 6.00%,
10/25/33 ....................... 54,816
6,272 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-8, Class 5A1, 6.50%,
4/25/33, Callable 12/25/24 @ 100* ...... 6,330
11,595 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-1, Class 1A1, 7.00%,
2/25/33, Callable 12/25/24 @ 100* ...... 11,790
22,606 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-10, Class 2B1, 7.50%,
5/25/32, Callable 12/25/24 @ 100* ...... 4,459
151,955 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-34, Class 1A1, 7.50%,
12/25/32, Callable 12/25/24 @ 100* ..... 160,818
9,326 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2003-27, Class 8A1,
6.00%, 11/25/33, Callable 12/25/24 @ 100* 9,394
1,716 CSFB Mortgage-Backed Trust, Series 2004-
7, Class 5A1, 5.00%, 10/25/19, Callable
10/25/19 @ 100* .................. 1,716
623,055 Fannie Mae REMIC Trust, Series 2004-W10,
Class A6, 5.75%, 8/25/34, Callable 12/25/24
@ 100* ........................ 637,494
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 186,739 Flagstar Mortgage Trust, Series 2021-4, Class A5,
2.50%, 6/1/51, Callable 2/25/44 @ 100*(a)(b) $ 164,176
10,172 Galton Funding Mortgage Trust, Series 2017-1,
Class A21, 3.50%, 7/25/56, Callable 6/25/30
@ 100*(a)(b) ..................... 9,257
100,562 GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/50, Callable 12/25/27 @ 100*(a)(b) . 86,750
278,191 GS Mortgage-Backed Securities Corp. Trust,
Series 2019-PJ2, Class A8, 4.00%, 11/25/49,
Callable 12/25/24 @ 100*(a)(b) ........ 260,948
128,445 GSR Mortgage Loan Trust, Series 2004-13F, Class
2A1, 4.25%, 11/25/34, Callable 12/25/24 @
100* .......................... 123,204
13,129 GSR Mortgage Loan Trust, Series 2003-3F, Class
2A1, 4.50%, 4/25/33, Callable 12/25/24 @
100* .......................... 12,371
61 GSR Mortgage Loan Trust, Series 2004-10F, Class
2A4, 5.00%, 8/25/19, Callable 8/25/19 @
100* .......................... 61
331 GSR Mortgage Loan Trust, Series 2003-2F, Class
3A1, 6.00%, 3/25/32, Callable 12/25/24 @
100* .......................... 335
20,044 GSR Mortgage Loan Trust, Series 2005-8F, Class
3A4, 6.00%, 11/25/35, Callable 9/25/34 @
100* .......................... 7,056
460,064 JPMorgan Mortgage Trust, Series 2020-4, Class
A3A, 2.50%, 11/25/50, Callable 6/25/37 @
100*(a)(b) ...................... 382,943
353,158 JPMorgan Mortgage Trust, Series 2017-2, Class
A4, 3.00%, 5/25/47, Callable 9/25/33 @
100*(a)(b) ...................... 308,598
8,167 Lehman Mortgage Trust, Series 2005-3, Class
1A3, 5.50%, 1/25/36, Callable 12/25/24 @
100* .......................... 4,086
3,766 MASTR Alternative Loan Trust, Series 2004-13,
Class 12A1, 5.50%, 12/25/19, Callable
12/25/19 @ 100* .................. 2,948
639 Prime Mortgage Trust, Series 2004-CL1, Class
1A1, 6.00%, 2/25/34, Callable 12/25/24 @
100* .......................... 627
11,057 RAMP Trust, Series 2005-SL2, Class A3, 7.00%,
2/25/32, Callable 8/25/29 @ 100* ....... 8,761
3,491 RFMSI Trust, Series 2005-S7, Class A1, 5.50%,
11/25/35, Callable 12/25/24 @ 100* ..... 2,699
7,622 RFMSI Trust, Series 2003-S9, Class A1, 6.50%,
3/25/32, Callable 12/25/24 @ 100* ...... 7,574
38,053 Structured Asset Mortgage Investments Trust,
Series 1999-2, Class 3A, 6.75%, 5/25/29,
Callable 12/25/24 @ 100* ............ 38,312
2 Structured Asset Securities Corp. Mortgage Pass-
Through Certificate Trust, Series 1997-2, Class
2A4, 7.25%, 3/28/30 ............... 2
524 WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S11, Class 1A, 5.00%, 11/25/33,
Callable 12/25/24 @ 100* ............ 505
191 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-RA1, Class 2A, 7.00%, 3/25/34,
Callable 12/25/24 @ 100* ............ 194

Continued
Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 130,958 Wells Fargo Mortgage Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 8/25/47 @ 100*(a)(b) ......... $ 115,199
2,855,896
Subprime Mortgage Backed Securities (0.7%)
191,039 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 3/25/29 @
100*(a)(b) ...................... 186,022
14,259 Towd Point Mortgage Trust, Series 2018-1, Class
A1, 3.00%, 1/25/58, Callable 7/25/30 @
100*(a)(b) ...................... 13,986
40,373 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 9/25/29 @
100*(a)(b) ...................... 39,541
239,549
U.S. Government Agency Mortgage Backed Securities (11.4%)
94,400 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 92,775
226,034 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 226,244
9,851 Fannie Mae, 5.67% (RFUCCT1Y + 133 bps),
1/1/35, Pool #805386 ............... 9,984
59 Fannie Mae, 6.00%, 4/1/35, Pool #735503 ... 61
1,541 Fannie Mae, 6.11% (RFUCCT1Y + 186 bps),
1/1/37, Pool #906675 ............... 1,559
70 Fannie Mae, 6.64% (H15T1Y + 218 bps), 6/1/32,
Pool #725286 .................... 70
852 Fannie Mae, 7.34% (RFUCCT1Y + 162 bps),
9/1/33, Pool #739372 ............... 855
14,671 Fannie Mae, 7.41% (H15T1Y + 229 bps), 2/1/30,
Pool #556998 .................... 14,822
692,817 Fannie Mae Grantor Trust, Series 2003-T4, Class
2A5, 4.37%, 9/26/33, Callable 12/26/24 @
100*(b)(c) ...................... 672,304
175 Fannie Mae Grantor Trust, Series 2002-T1, Class
A3, 7.50%, 11/25/31, Callable 12/25/24 @
100* .......................... 182
123,995 Fannie Mae REMIC, Series 2013-68, Class NA,
1.00%, 3/25/42 ................... 104,089
10,887 Fannie Mae REMIC, Series 2012-31, Class PA,
2.00%, 4/25/41 ................... 10,744
105,237 Fannie Mae REMIC, Series 2013-18, Class NA,
2.00%, 12/25/42 .................. 92,854
58,954 Fannie Mae REMIC, Series 2013-73, Class PD,
2.25%, 6/25/42 ................... 54,928
52,347 Fannie Mae REMIC, Series 2013-74, Class DY,
2.25%, 6/25/42(b) ................. 49,701
37,284 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 35,177
42,728 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 38,809
7,795 Fannie Mae REMIC, Series 2015-12, Class PC,
2.50%, 7/25/44 ................... 7,649
43,182 Fannie Mae REMIC, Series 2011-118, Class NA,
3.00%, 11/25/41 .................. 40,665
98,362 Fannie Mae REMIC, Series 2014-1, Class AB,
3.00%, 6/25/43 ................... 93,327
83,419 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 77,393
352,739 Fannie Mae REMIC, Series 2018-83, Class LC,
3.00%, 11/25/48 .................. 311,285
132,368 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 134,802
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 359 Fannie Mae REMIC, Series 2001-55, Class PC,
6.50%, 10/25/31 .................. $ 368
245,847 Fannie Mae REMIC Trust, Series 2003-W16, Class
AF5, 4.40%, 11/25/33, Callable 12/25/24 @
100*(b)(c) ...................... 246,572
488 Fannie Mae REMIC Trust, Series 2001-W4, Class
AF6, 5.11%, 1/25/32, Callable 12/25/24 @
100*(b)(c) ...................... 486
1,072 Fannie Mae REMIC Trust, Series 2001-W2, Class
AF6, 6.09%, 10/25/31, Callable 12/25/24 @
100*(b)(c) ...................... 1,078
3,904 Fannie Mae REMIC Trust, Series 2001-W1, Class
AF6, 6.40%, 7/25/31, Callable 12/25/24 @
100*(b)(c) ...................... 3,960
7,292 Fannie Mae Trust, Series 2003-W2, Class 1A2,
7.00%, 7/25/42, Callable 12/25/24 @ 100* . 7,565
1,736 Freddie Mac, 4.00%, 9/1/33, Pool #N31025 .. 1,721
109,779 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 107,792
1,358 Freddie Mac, 7.09% (RFUCCT6M + 152 bps),
4/1/36, Pool #1N0148 ............... 1,379
2,034 Freddie Mac, 7.49% (H15T1Y + 237 bps), 8/1/34,
Pool #755230 .................... 2,079
14,913 Freddie Mac REMIC, Series 4146, Class ML,
1.50%, 10/15/42 .................. 14,606
160,931 Freddie Mac REMIC, Series 4220, Class KC,
1.50%, 5/15/32 ................... 156,925
3,310 Freddie Mac REMIC, Series 3982, Class MD,
2.00%, 5/15/39 ................... 3,298
85,018 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 79,737
13,716 Freddie Mac REMIC, Series 4076, Class QC,
2.00%, 11/15/41 .................. 13,314
23,079 Freddie Mac REMIC, Series 4461, Class EA,
2.00%, 7/15/37 ................... 22,486
126,956 Freddie Mac REMIC, Series 3908, Class B,
2.50%, 6/15/39 ................... 116,764
44,475 Freddie Mac REMIC, Series 3913, Class PC,
2.50%, 3/15/41 ................... 43,660
250,709 Freddie Mac REMIC, Series 4374, Class GA,
3.00%, 9/15/36 ................... 239,574
141,384 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 142,714
139 Freddie Mac REMIC, Series 1904, Class D,
7.50%, 10/15/26, Callable 12/15/24 @ 100* 140
373,724 Government National Mortgage Assoc., Series
2013-69, Class NA, 2.00%, 9/20/42 ..... 331,044
583 Government National Mortgage Assoc., 3.75%
(H15T1Y + 150 bps), 12/20/27, Pool #80141 586
15 Government National Mortgage Assoc., 4.62%
(H15T1Y + 150 bps), 1/20/25, Pool #8580 . 15
25 Government National Mortgage Assoc., 4.62%
(H15T1Y + 150 bps), 1/20/25, Pool #8585 . 25
145 Government National Mortgage Assoc., 4.62%
(H15T1Y + 150 bps), 3/20/26, Pool #8832 . 144
767 Government National Mortgage Assoc., 4.62%
(H15T1Y + 150 bps), 3/20/29, Pool #80263 765
4,508 Government National Mortgage Assoc., 4.88%
(H15T1Y + 150 bps), 5/20/34, Pool #80916 4,518
197,700 Government National Mortgage Assoc., Series
2023-47, Class AQ, 5.00%, 6/20/48 ..... 198,458

Continued
Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 93,622 Government National Mortgage Assoc., Series
2023-186, Class MV, 5.50%, 10/20/34 .... $ 95,704
1,327 Government National Mortgage Assoc., 7.00%,
3/15/26, Pool #419128 .............. 1,326
15 Government National Mortgage Assoc., 7.00%,
3/20/27, Pool #2394 ................ 16
6 Government National Mortgage Assoc., 8.00%,
2/20/26, Pool #2171 ................ 6
66 Government National Mortgage Assoc., 8.00%,
4/20/26, Pool #2205 ................ 66
610 Government National Mortgage Assoc., 8.00%,
5/20/26, Pool #2219 ................ 612
3,909,782
Total Mortgage Backed Securities (Cost $9,631,214) ......... 8,647,146
Commercial Mortgage Backed Securities (0.1%)
U.S. Government Agency Mortgage Backed Securities (0.1%)
28,559 Fannie Mae, Series 2018-M12, Class A1, 3.55%,
8/25/30 ........................ 28,298
Total Commercial Mortgage Backed Securities (Cost $28,768) ... 28,298
Corporate Bonds (18.3%)
Air Freight & Logistics (0.3%)
118,283 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 121,137
Banks (5.8%)
135,000 Bank of America Corp., 5.02% (SOFR + 216 bps),
7/22/33, Callable 7/22/32 @ 100 * ...... 135,505
1,057,000 Southtrust Bank, 7.74%, 5/15/25 ......... 1,067,639
800,000 Truist Financial Corp., Series N, 6.67% (H15T5Y
+ 300 bps), , Callable 3/1/25 @ 100 *(d) .. 796,809
1,999,953
Capital Markets (2.7%)
2,000,000 Lehman Brothers Holdings, Inc., 6.00%, 7/19/12,
MTN (e) ........................ 1,400
800,000 The Charles Schwab Corp., Series I, 4.00%
(H15T5Y + 317 bps), , Callable 6/1/26 @ 100
*(d) ........................... 772,866
140,000 The Goldman Sachs Group, Inc., 3.50%,
11/16/26, Callable 11/16/25 @ 100 * ..... 136,836
911,102
Electric Utilities (0.8%)
275,000 Entergy Mississippi LLC, 3.25%, 12/1/27,
Callable 9/1/27 @ 100 * ............. 264,342
Electrical Equipment (0.6%)
250,000 Emerson Electric Co., 2.20%, 12/21/31, Callable
9/21/31 @ 100 * .................. 213,882
Financial Services (3.4%)
1,206,000 The Western Union Co., 1.35%, 3/15/26, Callable
2/15/26 @ 100 * .................. 1,151,079
Oil, Gas & Consumable Fuels (0.3%)
100,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31 ................ 100,754
Semiconductors & Semiconductor Equipment (0.4%)
150,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100 * .................. 145,031
Specialized REITs (1.7%)
590,000 SBA Tower Trust, 1.88%, 1/15/26, Callable
1/15/25 @ 100 *(a) ................ 569,484
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Tobacco (2.3%)
$ 806,000 BAT Capital Corp., 3.22%, 9/6/26, Callable
7/6/26 @ 100 * ................... $ 784,852
Total Corporate Bonds (Cost $7,212,294) ................... 6,261,616
Taxable Municipal Bonds (0.9%)
Colorado (0.4%)
150,000 Colorado Housing and Finance Authority
Revenue, Series I-1, 1.11%, 5/1/25, GNMA . 147,847
Pennsylvania (0.4%)
130,000 Philadelphia Authority for Industrial Development
Revenue, 3.96%, 4/15/26 ............ 128,969
Wisconsin (0.1%)
20,000 Public Financial Authority Revenue, 4.45%,
10/1/25, AGM(a) .................. 19,935
Total Taxable Municipal Bonds (Cost $300,037) ............... 296,751
U.S. Government Agency Securities (10.7%)
Federal Farm Credit Banks Funding Corp.
1,000,000 1.23% , 9/10/29 , Callable 12/10/24 @ 100 * .. 872,126
350,000 2.12% , 5/23/31 , Callable 12/10/24 @ 100 * .. 305,024
250,000 2.32% , 1/26/32 , Callable 12/10/24 @ 100 * .. 217,856
1,395,006
Federal Home Loan Banks
35,000 0.90% , 8/27/26 , Callable 2/27/25 @ 100 * ... 33,026
250,000 1.00% , 3/29/29 , Callable 12/29/24 @ 100 *(b) 227,944
250,000 1.25% , 2/19/30 , Callable 2/19/25 @ 100 * ... 213,636
370,000 Series 4, 2.00% , 6/30/25 , Callable 12/30/24 @
100 *(b) ........................
365,573
180,000 2.10% , 11/26/31 , Callable 12/10/24 @ 100 * . 154,589
350,000 4.76% ( SOFR + 12 bps ) , 5/1/25 .......... 350,108
400,000 4.78% ( SOFR + 14 bps ) , 4/21/25 ......... 400,183
300,000 4.84% , 5/15/30 , Callable 5/15/25 @ 100 * ... 300,071
2,045,130
Federal National Mortgage Association
250,000 Series 1, 1.00%, 10/27/28, Callable 1/27/25 @
100 * ..........................
220,751
Total U.S. Government Agency Securities (Cost $3,818,047) ....... 3,660,887
U.S. Treasury Obligations (6.7%)
U.S. Treasury Notes
730,000 1.50%, 2/15/30 ..................... 641,487
400,000 3.88%, 12/31/27 .................... 397,266
765,000 3.88%, 8/15/34 ..................... 745,397
500,000 4.13%, 9/30/27 ..................... 500,058
Total U.S. Treasury Obligations (Cost $2,330,468) .............. 2,284,208
Investment in Affiliates (4.9%)
1,662,980 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.47%(f) .......... 1,662,980
Total Investment in Affiliates (Cost $1,662,980) ................ 1,662,980
Total Investments (Cost $36,865,305) — 99.5% ............... 33,945,982
Other assets in excess of liabilities — 0.5% ................. 154,493
Net Assets - 100.0% ................................. $ 34,100,475

Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Limited Duration Fund

See notes to schedule of portfolio of investments.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at November 30, 2024.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2024.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Issuer has defaulted on the payment of interest.
(f) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2024.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
12MTA 12 Month Treasury Average
AGM Assured Guaranty Municipal Corporation
GNMA Government National Mortgage Association
H15T1Y 1  Year Treasury Constant Maturity Rate
H15T5Y 5 Year Treasury Constant Maturity Rate
MTN Medium Term Note
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Bond Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Asset Backed Securities ( 18 .7% )
$ 825,000 Aligned Data Centers Issuer LLC , Series 2021-1A ,
Class A2 , 1.94% , 8/15/46 , Callable 12/15/24
@ 100 * (a) ...................... $ 781,621
252,642 BRE Grand Islander Timeshare Issuer LLC , Series
2019-A , Class B , 3.78% , 9/26/33 , Callable
5/25/26 @ 100 * (a) ................. 245,233
720,000 Compass Datacenters Issuer II LLC , Series
2024-1A , Class A1 , 5.25% , 2/25/49 , Callable
2/25/27 @ 100 * (a) ................. 723,150
1,100,000 CoreVest American Finance Trust , Series 2021-2 ,
Class B , 2.38% , 7/15/54 , Callable 7/15/31 @
100 * (a) ........................ 921,615
1,065,000 DataBank Issuer , Series 2024-1A , Class A2 ,
5.30% , 1/26/54 , Callable 1/25/27 @ 100 * (a) 1,047,992
359,281 Dext ABS LLC , Series 2023-1 , Class A2 , 5.99% ,
3/15/32 , Callable 10/15/26 @ 100 * (a) .... 362,100
1,051,987 Driven Brands Funding LLC , Series 2022-1A ,
Class A2 , 7.39% , 10/20/52 , Callable 10/20/25
@ 100 * (a) ...................... 1,067,314
1,181,332 Finance of America Structured Securities RMF
Trust , Series 2023-S1 , Class A1 , 3.00% ,
9/25/61 (a) (b) .................... 1,145,457
1,490,000 Flexential Issuer , Series 2021-1A , Class A2 ,
3.25% , 11/27/51 , Callable 11/25/25 @
100 * (a) ........................ 1,403,690
1,243,750 Hardee's Funding LLC , Series 2024-1A , Class A2 ,
7.25% , 3/20/54 , Callable 3/20/29 @ 100 * (a) 1,271,881
1,500,000 HI-FI Music IP Issuer LP , Series 2022-1A , Class
A2 , 3.94% , 2/1/62 , Callable 2/1/25 @ 100 * (a) 1,442,871
637,875 Jack in the Box Funding LLC , Series 2022-1A ,
Class A2I , 3.45% , 2/26/52 , Callable 2/25/25
@ 100 * (a) ...................... 606,431
315,669 MVW LLC , Series 2019-2A , Class A , 2.22% ,
10/20/38 , Callable 11/20/25 @ 100 * (a) ... 307,041
1,500,000 New Economy Assets - Phase 1 Sponsor LLC ,
Series 2021-1 , Class B1 , 2.41% , 10/20/61 ,
Callable 12/20/24 @ 100 * (a) .......... 1,339,144
1,110,299 RCKT Mortgage Trust , Series 2023-CES3 , Class
A1A , 7.11% , 11/25/43 , Callable 11/25/26 @
100 * (a) (b) ...................... 1,129,019
515,000 Sabey Data Center Issuer LLC , Series 2020-1 ,
Class A2 , 3.81% , 4/20/45 , Callable 12/20/24
@ 100 * (a) ...................... 511,705
2,259,700 Sonic Capital LLC , Series 2020-1A , Class A2I ,
3.85% , 1/20/50 , Callable 12/20/24 @ 100 * (a) 2,180,749
1,200,000 Switch ABS Issuer LLC , Series 2024-1A , Class
A2 , 6.28% , 3/25/54 , Callable 3/25/27 @
100 * (a) ........................ 1,218,835
500,000 Switch ABS Issuer LLC , Series 2024-2A , Class
A2 , 5.44% , 6/25/54 , Callable 6/25/27 @
100 * (a) ........................ 498,012
638,175 Taco Bell Funding LLC , Series 2018-1A , Class
A2II , 4.94% , 11/25/48 , Callable 11/25/25 @
100 * (a) ........................ 630,684
417,635 Triumph Rail Holdings LLC , Series 2021-2 , Class
A , 2.15% , 6/19/51 , Callable 12/17/24 @
100 * (a) ........................ 389,224
764,766 VR Funding LLC , Series 2020-1A , Class A ,
2.79% , 11/15/50 , Callable 2/15/25 @ 100 * (a) 701,223
1,070,922 Wendy's Funding LLC , Series 2019-1A , Class
A2I , 3.78% , 6/15/49 , Callable 12/15/24 @
100 * (a) ........................ 1,045,177
Shares or
Principal
Amount Security Description Value
Asset Backed Securities, continued:
$ 525,524 Willis Engine Structured Trust III , Series 2017-A ,
Class A , 4.69% , 8/15/42 , Callable 7/15/27 @
100 * (a) (b) ...................... $ 482,904
807,006 Willis Engine Structured Trust VI , Series 2021-A ,
Class A , 3.10% , 5/15/46 , Callable 5/15/29 @
100 * (a) ........................ 722,976
512,775 Zaxby's Funding LLC , Series 2021-1A , Class A2 ,
3.24% , 7/30/51 , Callable 7/30/25 @ 100 * (a) 468,056
Total Asset Backed Securities (Cost $ 23,147,238 ) .............. 22,644,104
Mortgage Backed Securities † ( 23 .6% )
Alt-A - Adjustable Rate Mortgage Backed Securities ( 0 .0% ^ )
48,438 Bear Stearns Alternative Trust , Series 2006-6 ,
Class 32A1 , 4.77% , 11/25/36 , Callable
8/25/26 @ 100 * (b) ................. 24,697
Alt-A - Fixed Rate Mortgage Backed Securities ( 0 .3% )
36,362 Alternative Loan Trust , Series 2005-46CB , Class
A3 , 5.50% , 10/25/35 , Callable 12/25/24 @
100 * .......................... 25,745
46 Alternative Loan Trust , Series 2006-8T1 , Class
2A3 , 5.50% , 4/25/36 , Callable 12/25/24 @
100 * .......................... 46
4,016 Alternative Loan Trust , Series 2004-22CB , Class
1A1 , 6.00% , 10/25/34 , Callable 12/25/24 @
100 * .......................... 4,106
21,069 Alternative Loan Trust , Series 2006-8T1 , Class
1A4 , 6.00% , 4/25/36 , Callable 12/25/24 @
100 * .......................... 9,656
137,989 Alternative Loan Trust , Series 2007-9T1 , Class
1A7 , 6.00% , 5/25/37 , Callable 12/25/24 @
100 * .......................... 67,921
166,458 Alternative Loan Trust , Series 2006-36T2 , Class
2A4 , 6.25% , 12/25/36 , Callable 12/25/24 @
100 * .......................... 71,110
4,297 Banc of America Alternative Loan Trust , Series
2006-4 , Class 4CB1 , 6.50% , 5/25/46 , Callable
12/25/24 @ 100 * .................. 3,967
14,734 Bear Stearns Asset Backed Securities Trust , Series
2003-AC7 , Class A1 , 5.50% , 1/25/34 , Callable
12/25/24 @ 100 * (b) (c) .............. 12,363
1,563 JPMorgan Alternative Loan Trust , Series 2006-S4 ,
Class A6 , 6.21% , 12/25/36 , Callable 12/25/24
@ 100 * (b) (c) ..................... 1,582
6,271 MASTR Alternative Loan Trust , Series 2005-3 ,
Class 1A1 , 5.50% , 4/25/35 , Callable 12/25/24
@ 100 * ........................ 5,658
26,842 MASTR Alternative Loan Trust , Series 2004-3 ,
Class 3A1 , 6.00% , 4/25/34 , Callable 12/25/24
@ 100 * ........................ 26,982
10,513 MASTR Alternative Loan Trust , Series 2004-6 ,
Class 7A1 , 6.00% , 7/25/34 , Callable 12/25/24
@ 100 * ........................ 10,312
9,734 MASTR Alternative Loan Trust , Series 2005-3 ,
Class 7A1 , 6.00% , 4/25/35 , Callable 12/25/24
@ 100 * ........................ 7,385
324 MASTR Alternative Loan Trust , Series 2003-
7 , Class 5A1 , 6.25% , 11/25/33 , Callable
12/25/24 @ 100 * .................. 332
3,956 MASTR Alternative Loan Trust , Series 2004-3 ,
Class 2A1 , 6.25% , 4/25/34 , Callable 12/25/24
@ 100 * ........................ 4,023

Continued
Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Bond Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 2,256 Nomura Asset Acceptance Corp. Alternative Loan
Trust , Series 2003-A1 , Class A2 , 6.00% ,
5/25/33 , Callable 12/25/24 @ 100 * ...... $ 2,250
130,495 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2005-3 , Class 1CB5 , 5.50% , 5/25/35 ,
Callable 12/25/24 @ 100 * ............ 113,123
1,926 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2004-CB1 , Class 4A , 6.00% , 6/25/34 ,
Callable 12/25/24 @ 100 * ............ 1,934
368,495
Prime Adjustable Rate Mortgage Backed Securities ( 0 .1% )
73,607 ChaseFlex Trust , Series 2006-2 , Class A5 , 4.28% ,
9/25/36 , Callable 12/25/24 @ 100 * (b) .... 66,017
2,826 JPMorgan Mortgage Trust , Series 2006-A4 , Class
3A1 , 4.51% , 6/25/36 , Callable 12/25/24 @
100 * (b) ........................ 1,911
9,487 JPMorgan Mortgage Trust , Series 2006-A2 , Class
3A2 , 5.73% , 4/25/36 , Callable 12/25/24 @
100 * (b) ........................ 8,202
73,427 JPMorgan Mortgage Trust , Series 2005-A6 , Class
2A4 , 6.92% , 8/25/35 , Callable 12/25/24 @
100 * (b) ........................ 69,435
5,849 Merrill Lynch Mortgage Investors Trust , Series
2004-HB1 , Class A3 , 4.72% , 4/25/29 , Callable
12/25/24 @ 100 * (b) ................ 5,141
3,376 Structured Adjustable Rate Mortgage Loan Trust ,
Series 2006-5 , Class 4A1 , 5.03% , 6/25/36 ,
Callable 12/25/24 @ 100 * (b) .......... 2,070
152,776
Prime Fixed Mortgage Backed Securities ( 4 .6% )
198,683 Arroyo Mortgage Trust , Series 2019-3 , Class
A1 , 2.96% , 10/25/48 , Callable 12/25/24 @
100 * (a) (b) ...................... 186,644
2,251 Chase Mortgage Finance Trust , Series 2002-S4 ,
Class A23 , 6.25% , 3/25/32 , Callable 12/25/24
@ 100 * ........................ 2,124
24,805 ChaseFlex Trust , Series 2005-2 , Class 1A1 ,
6.00% , 6/25/35 , Callable 12/25/24 @ 100 * . 16,485
20,699 ChaseFlex Trust , Series 2007-1 , Class 1A3 ,
6.50% , 2/25/37 , Callable 12/25/24 @ 100 * . 7,250
1,000 CHL Mortgage Pass-Through Trust , Series
2004-8 , Class 1A3 , 5.50% , 7/25/34 , Callable
12/25/24 @ 100 * .................. 982
2,515 CHL Mortgage Pass-Through Trust , Series
2004-18 , Class A1 , 6.00% , 10/25/34 , Callable
12/25/24 @ 100 * .................. 2,480
2,661 CHL Mortgage Pass-Through Trust , Series 2004-
21 , Class A10 , 6.00% , 11/25/34 , Callable
12/25/24 @ 100 * .................. 2,639
1,060,406 CIM Trust , Series 2021-J2 , Class A4 , 2.50% ,
4/25/51 , Callable 3/25/45 @ 100 * (a) (b) ... 940,698
8,813 Citigroup Mortgage Loan Trust, Inc. , Series 2005-
1 , Class 3A1 , 6.50% , 4/25/35 .......... 8,788
92,230 CSFB Mortgage-Backed Pass-Through
Certificates , Series 2005-9 , Class 3A1 , 6.00% ,
10/25/35 , Callable 12/25/24 @ 100 * ..... 28,312
84 FNT Mortgage-Backed Pass-Through Trust , Series
2001-3 , Class 1A1 , 6.75% , 8/21/31 ...... 82
151 GMACM Mortgage Loan Trust , Series 2003-GH2 ,
Class A4 , 5.50% , 10/25/33 , Callable 12/25/24
@ 100 * (b) (c) ..................... 150
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 346,931 GS Mortgage-Backed Securities Trust , Series
2021-GR2 , Class A6 , 2.50% , 2/25/52 , Callable
5/25/41 @ 100 * (a) (b) ............... $ 305,627
777,575 GS Mortgage-Backed Securities Trust , Series
2021-PJ7 , Class A8 , 2.50% , 1/25/52 , Callable
7/25/45 @ 100 * (a) (b) ............... 683,700
750,355 GS Mortgage-Backed Securities Trust , Series
2022-MM1 , Class A8 , 2.50% , 7/25/52 ,
Callable 3/25/44 @ 100 * (a) (b) ......... 658,322
583,628 JPMorgan Mortgage Trust , Series 2019-6 , Class
A5 , 3.50% , 12/25/49 , Callable 12/25/24 @
100 * (a) (b) ...................... 529,894
13,065 JPMorgan Mortgage Trust , Series 2004-S2 , Class
4A5 , 6.00% , 11/25/34 , Callable 12/25/24 @
100 * .......................... 11,910
726,543 Mello Mortgage Capital Acceptance , Series 2021-
MTG2 , Class A10 , 2.50% , 6/25/51 , Callable
3/25/45 @ 100 * (a) (b) ............... 641,113
63,267 RAAC Trust , Series 2004-SP2 , Class A22 , 6.00% ,
1/25/32 , Callable 12/25/24 @ 100 * ...... 56,879
718,549 Starwood Mortgage Residential Trust , Series
2021-5 , Class A1 , 1.92% , 9/25/66 , Callable
12/25/24 @ 100 * (a) (b) .............. 605,021
8,707 Structured Asset Securities Corp. Assistance
Loan Trust , Series 2003-AL2 , Class A , 3.36% ,
1/25/31 , Callable 12/25/24 @ 100 * (a) .... 8,342
36,633 TBW Mortgage-Backed Trust , Series 2006-2 ,
Class 7A1 , 7.00% , 7/25/36 , Callable 12/25/24
@ 100 * ........................ 4,173
17,109 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2004-RA1 , Class 2A , 7.00% , 3/25/34 ,
Callable 12/25/24 @ 100 * ............ 17,446
582,036 Wells Fargo Mortgage Backed Securities Trust ,
Series 2021-2 , Class A3 , 2.50% , 6/25/51 ,
Callable 8/25/47 @ 100 * (a) (b) ......... 511,994
195,082 Wells Fargo Mortgage Backed Securities Trust ,
Series 2019-3 , Class A1 , 3.50% , 7/25/49 ,
Callable 12/25/24 @ 100 * (a) (b) ........ 176,211
90,603 WinWater Mortgage Loan Trust , Series 2015-1 ,
Class A1 , 3.50% , 1/20/45 , Callable 12/20/24
@ 100 * (a) (b) ..................... 83,545
5,490,811
Subprime Mortgage Backed Securities ( 0 .2% )
116,534 Towd Point Mortgage Trust , Series 2017-6 , Class
A1 , 2.75% , 10/25/57 , Callable 3/25/29 @
100 * (a) (b) ...................... 113,473
38,025 Towd Point Mortgage Trust , Series 2018-1 , Class
A1 , 3.00% , 1/25/58 , Callable 7/25/30 @
100 * (a) (b) ...................... 37,295
114,391 Towd Point Mortgage Trust , Series 2018-2 , Class
A1 , 3.25% , 3/25/58 , Callable 9/25/29 @
100 * (a) (b) ...................... 112,034
262,802
U.S. Government Agency Mortgage Backed Securities ( 18 .4% )
1,227,076 Fannie Mae , 4.00% , 9/1/52 , Pool #MA4732 ... 1,148,699
115 Fannie Mae , 5.00% , 8/1/33 , Pool #730856 ... 116
68 Fannie Mae , 5.00% , 7/1/35 , Pool #832198 ... 69
1,136,471 Fannie Mae , 5.00% , 8/1/53 , Pool #FS5659 ... 1,116,900
85 Fannie Mae , 5.50% , 2/1/33 , Pool #683351 ... 86
55 Fannie Mae , 5.50% , 9/1/34 , Pool #725773 ... 56
1,279,440 Fannie Mae , 5.50% , 3/1/53 , Pool #MA4941 ... 1,280,624

Continued
Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Bond Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 1,128,022 Fannie Mae , 5.50% , 2/1/54 , Pool #CB7991 ... $ 1,128,496
1,116 Fannie Mae , 6.43% ( H15T1Y + 231 bps ) ,
12/1/27 , Pool #422279 .............. 1,113
685,602 Fannie Mae REMIC , Series 2021-52 , Class JC ,
1.25% , 7/25/51 ................... 559,148
184,215 Fannie Mae REMIC , Series 2012-111 , Class EC ,
2.00% , 12/25/41 .................. 169,087
85,785 Fannie Mae REMIC , Series 2013-23 , Class AB ,
2.00% , 2/25/43 ................... 77,790
279,058 Fannie Mae REMIC , Series 2020-54 , Class TA ,
2.00% , 5/25/43 ................... 262,336
90,134 Fannie Mae REMIC , Series 2012-30 , Class CB ,
2.25% , 10/25/41 .................. 85,312
62,304 Fannie Mae REMIC , Series 2010-100 , Class LA ,
2.50% , 7/25/40 ................... 58,782
128,729 Fannie Mae REMIC , Series 2012-104 , Class QC ,
2.50% , 5/25/42 ................... 118,659
32,046 Fannie Mae REMIC , Series 2014-61 , Class P ,
2.50% , 7/25/44 ................... 29,107
131,392 Fannie Mae REMIC , Series 2020-2 , Class JD ,
2.50% , 2/25/50 ................... 111,992
123,012 Fannie Mae REMIC , Series 2014-33 , Class PE ,
3.00% , 4/25/43 ................... 119,302
167,421 Fannie Mae REMIC , Series 2015-59 , Class LM ,
3.00% , 7/25/45 ................... 155,327
686,086 Fannie Mae REMIC , Series 2018-94 , Class ZE ,
3.50% , 1/25/49 ................... 627,343
1,268,584 Fannie Mae REMIC , Series 2010-150 , Class ZA ,
4.00% , 1/25/41 ................... 1,210,353
392,149 Fannie Mae REMIC , Series 2022-35 , Class CK ,
4.00% , 3/25/47 ................... 377,843
893,274 Fannie Mae REMIC , Series 2022-61 , Class D ,
4.00% , 6/25/44 ................... 873,673
946,142 Fannie Mae REMIC , Series 2023-19 , Class BA ,
5.00% , 12/25/50 .................. 947,523
1,764,903 Fannie Mae REMIC , Series 2023-16 , Class VE ,
5.50% , 3/25/34 ................... 1,797,364
748,445 Fannie Mae REMIC , Series 2024-12 , Class BA ,
5.50% , 10/25/45 .................. 756,056
476 Fannie Mae REMIC , Series 1998-36 , Class ZB ,
6.00% , 7/18/28 ................... 481
7,206 Fannie Mae REMIC Trust , Series 2002-W11 , Class
AF5 , 4.98% , 11/25/32 , Callable 12/25/24 @
100 * (b) (c) ...................... 7,141
12,579 Fannie Mae Trust , Series 2003-W6 , Class 6A ,
4.60% , 8/25/42 , Callable 12/25/24 @ 100 * (b) 12,302
1,183,708 Freddie Mac , 5.00% , 12/1/53 , Pool #SD8382 . 1,162,281
1,071,037 Freddie Mac , 5.50% , 5/1/54 , Pool #SD8431 .. 1,070,032
63 Freddie Mac , 6.00% , 7/1/35 , Pool #A36085 ... 64
396 Freddie Mac , 6.50% , 2/1/36 , Pool #G08113 .. 410
51,011 Freddie Mac REMIC , Series 4019 , Class GB ,
2.00% , 12/15/41 .................. 47,842
42,312 Freddie Mac REMIC , Series 4461 , Class EA ,
2.00% , 7/15/37 ................... 41,225
66,669 Freddie Mac REMIC , Series 3913 , Class PC ,
2.50% , 3/15/41 ................... 65,447
793,867 Freddie Mac REMIC , Series 4893 , Class PD ,
2.50% , 5/15/49 ................... 689,834
68,855 Freddie Mac REMIC , Series 3721 , Class PE ,
3.50% , 9/15/40 ................... 66,841
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 23,957 Freddie Mac REMIC , Series 3780 , Class MK ,
3.50% , 10/15/40 .................. $ 23,246
1,151,272 Freddie Mac REMIC , Series 5303 , Class B ,
5.50% , 6/25/45 ................... 1,162,103
1,183,321 Freddie Mac REMIC , Series 5331 , Class BV ,
5.50% , 6/25/34 ................... 1,203,255
432 Freddie Mac REMIC , Series 2148 , Class ZA ,
6.00% , 4/15/29 ................... 436
3,015 Freddie Mac REMIC , Series 2036 , Class PD ,
6.50% , 3/15/28 ................... 3,069
142,894 Government National Mortgage Assoc. , Series
2013-69 , Class NA , 2.00% , 9/20/42 ..... 126,575
153,057 Government National Mortgage Assoc. , Series
2009-94 , Class KB , 3.00% , 9/16/39 ...... 147,304
66,840 Government National Mortgage Assoc. , Series
2011-46 , Class GJ , 3.25% , 1/16/41 (b) .... 63,491
5,953 Government National Mortgage Assoc. , Series
2009-93 , Class HG , 4.00% , 9/16/39 ..... 5,866
1,038,118 Government National Mortgage Assoc. , Series
2022-205 , Class UA , 5.00% , 5/20/52 ..... 1,041,818
1,109,540 Government National Mortgage Assoc. , Series
2023-47 , Class AQ , 5.00% , 6/20/48 ..... 1,113,793
1,258,668 Government National Mortgage Assoc. , Series
2024-64 , Class BQ , 5.00% , 4/20/54 ..... 1,261,605
1,853 Government National Mortgage Assoc. , 7.00% ,
7/15/29 , Pool #490215 .............. 1,869
22,331,486
Total Mortgage Backed Securities (Cost $ 29,557,165 ) ........ 28,631,067
Commercial Mortgage Backed Securities ( 1 .1% )
Alt-A - Fixed Rate Mortgage Backed Securities ( 1 .0% )
1,250,000 JPMCC Commercial Mortgage Securities Trust ,
Series 2017-JP5 , Class A5 , 3.72% , 3/15/50 ,
Callable 4/15/27 @ 100 * ............. 1,210,881
U.S. Government Agency Mortgage Backed Securities ( 0 .1% )
97,101 Fannie Mae , Series 2018-M12 , Class A1 , 3.55% ,
8/25/30 ........................ 96,212
Total Commercial Mortgage Backed Securities (Cost $ 1,255,336 ) . 1,307,093
Corporate Bonds ( 19 .2% )
Air Freight & Logistics ( 0 .6% )
680,580 United Airlines Pass-Through Trust , Series 2020-
1 , Class A , 5.88% , 10/15/27 .......... 697,000
Banks ( 3 .6% )
2,475,000 Bank of America Corp. , 3.31% ( SOFR + 158 bps ) ,
4/22/42 , Callable 4/22/41 @ 100 * ...... 1,940,410
1,550,000 JPMorgan Chase & Co. , 2.52% ( SOFR + 204
bps ) , 4/22/31 , Callable 4/22/30 @ 100 * .. 1,379,488
1,350,000 Wells Fargo & Co. , 3.07% ( SOFR + 253 bps ) ,
4/30/41 , Callable 4/30/40 @ 100 * ...... 1,026,786
4,346,684
Beverages ( 0 .6% )
800,000 PepsiCo, Inc. , 2.75% , 3/19/30 , Callable 12/19/29
@ 100 * ........................ 733,730
Capital Markets ( 1 .0% )
1,200,000 Morgan Stanley , 4.89% ( SOFR + 208 bps ) ,
7/20/33 , Callable 7/20/32 @ 100 * ...... 1,187,891
Electric Utilities ( 1 .9% )
1,000,000 Entergy Mississippi LLC , 3.25% , 12/1/27 ,
Callable 9/1/27 @ 100 * ............. 961,245
1,420,000 Texas Electric Market Stabilization Funding N
LLC , Series A-3 , 5.06% , 8/1/46 (a) ...... 1,391,936

Continued
Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Bond Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Electric Utilities, continued:
$ 2,353,181
Electrical Equipment ( 0 .9% )
$ 1,250,000 Emerson Electric Co. , 2.20% , 12/21/31 , Callable
9/21/31 @ 100 * .................. 1,069,412
Financial Services ( 0 .7% )
770,000 The Western Union Co. , 6.20% , 11/17/36 .... 795,639
Food Products ( 1 .8% )
1,059,000 Conagra Brands, Inc. , 4.60% , 11/1/25 , Callable
9/1/25 @ 100 * ................... 1,056,739
320,000 Mars, Inc. , 0.88% , 7/16/26 , Callable 6/16/26 @
100 * (a) ........................ 301,310
825,000 Mars, Inc. , 3.20% , 4/1/30 , Callable 1/1/30 @ 100
* (a) ........................... 770,905
2,128,954
Health Care Providers & Services ( 0 .8% )
300,000 Montefiore Medical Center , 2.15% , 10/20/26 ,
Callable 4/20/26 @ 100 * ............ 289,658
860,000 UnitedHealth Group, Inc. , 3.50% , 8/15/39 ,
Callable 2/15/39 @ 100 * ............ 713,861
1,003,519
Household Durables ( 0 .9% )
1,120,000 Harman International Industries, Inc. , 4.15% ,
5/15/25 , Callable 2/15/25 @ 100 * ...... 1,113,901
Oil, Gas & Consumable Fuels ( 2 .6% )
790,000 Evergy Missouri West Storm Funding I LLC ,
Series A-1 , 5.10% , 12/1/38 ........... 797,203
1,200,000 Marathon Oil Corp. , 4.40% , 7/15/27 , Callable
4/15/27 @ 100 * .................. 1,194,898
1,200,000 Virginia Power Fuel Securitization LLC , Series
A-2 , 4.88% , 5/1/31 ................ 1,209,053
3,201,154
Passenger Airlines ( 0 .7% )
895,813 Alaska Airlines Pass-Through Trust , Series 2020 ,
4.80% , 8/15/27 (a) ................. 888,302
Semiconductors & Semiconductor Equipment ( 1 .7% )
2,178,000 Broadcom, Inc. , 4.15% , 11/15/30 , Callable
8/15/30 @ 100 * .................. 2,105,846
Specialized REITs ( 1 .4% )
1,780,000 SBA Tower Trust , 1.88% , 1/15/26 , Callable
1/15/25 @ 100 * (a) ................ 1,718,103
Total Corporate Bonds (Cost $ 25,337,438 ) .................. 23,343,316
Taxable Municipal Bonds ( 7 .1% )
Georgia ( 1 .0% )
1,200,000 State of Georgia, GO , Series BABS , 4.57% ,
10/1/30 ........................ 1,198,346
Indiana ( 0 .9% )
1,025,000 Indiana Finance Authority Revenue , Series B ,
6.60% , 2/1/39 .................... 1,150,986
Kentucky ( 0 .6% )
320,000 Lexington-Fayette Urban County Airport Board
Revenue , Series A , 2.84% , 7/1/31 ....... 287,055
430,000 Lexington-Fayette Urban County Airport Board
Revenue , Series A , 2.84% , 7/1/31 ....... 389,987
677,042
Michigan ( 0 .1% )
190,000 Michigan State Housing Development Authority
Revenue , Series B , 2.72% , 10/1/35 ,
Continuously Callable @100 .......... 167,944
Shares or
Principal
Amount Security Description Value
Taxable Municipal Bonds, continued:
Oklahoma ( 1 .7% )
$ 500,000 Grand River Dam Authority Revenue , 4.55% ,
6/1/39 , Continuously Callable @100 ..... $ 476,688
1,650,000 The University of Oklahoma Revenue , 3.87% ,
7/1/32 , Continuously Callable @100 ..... 1,585,408
2,062,096
Texas ( 2 .8% )
785,000 Texas Department of Transportation State Highway
Fund Revenue , 5.18% , 4/1/30 .......... 792,728
1,204,977 Texas Natural Gas Securitization Finance Corp.
Revenue , 5.10% , 4/1/35 ............. 1,227,686
1,300,000 Texas Natural Gas Securitization Finance Corp.
Revenue , 5.17% , 4/1/41 ............. 1,331,859
3,352,273
Total Taxable Municipal Bonds (Cost $ 8,932,279 ) .............. 8,608,687
U.S. Government Agency Securities ( 7 .6% )
Federal Farm Credit Banks Funding Corp.
1,000,000 1.32% , 9/9/30 , Callable 12/10/24 @ 100 * ... 846,576
1,625,000 2.00% , 9/27/33 , Callable 12/10/24 @ 100 * .. 1,326,055
1,408,000 2.15% , 3/7/36 , Callable 12/10/24 @ 100 * ... 1,090,737
1,350,000 2.23% , 3/12/35 , Callable 12/10/24 @ 100 * .. 1,083,007
1,150,000 2.32% , 1/26/32 , Callable 12/10/24 @ 100 * .. 1,002,138
1,220,000 2.75% , 2/2/37 , Callable 12/10/24 @ 100 * ... 996,254
6,344,767
Federal Home Loan Banks
1,000,000 1.00% , 2/11/36 , Callable 2/11/25 @ 100 * (b) . 795,958
1,350,000 Series 2, 1.50% , 9/30/31 , Callable 12/30/24 @
100 * (b) (c) ......................
1,206,846
1,170,000 1.50% , 2/25/36 , Callable 2/25/25 @ 100 * (b) . 921,370
2,924,174
Total U.S. Government Agency Securities (Cost $ 9,911,002 ) ....... 9,268,941
U.S. Treasury Obligations ( 21 .7% )
U.S. Treasury Bonds
19,465,000 3.13% , 8/15/44 ..................... 15,917,200
4,424,000 4.25% , 8/15/54 ..................... 4,326,534
20,243,734
U.S. Treasury Notes
5,026,000 4.13% , 11/15/32 .................... 5,018,932
985,000 4.38% , 5/15/34 ..................... 998,390
6,017,322
Total U.S. Treasury Obligations (Cost $ 27,348,276 ) ............. 26,261,056
Investment in Affiliates ( 0 .9% )
1,034,256 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 4.47% (d) ......... 1,034,256
Total Investment in Affiliates (Cost $ 1,034,256 ) ................ 1,034,256
Total Investments (Cost $ 126,522,990 ) — 99 .9% .............. 121,098,520
Other assets in excess of liabilities — 0 .1% ................. 178,524
Net Assets - 100.0% ................................. $ 121,277,044

Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Bond Fund

See notes to schedule of portfolio of investments.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at November 30, 2024.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2024.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2024.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
GO General Obligation
H15T1Y 1  Year Treasury Constant Maturity Rate
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedule of portfolio of investments.
Principal
Amount Security Description Value
Mortgage Backed Securities † ( 33 .1% )
Prime Fixed Mortgage Backed Securities ( 1 .7% )
$ 365,750 Brean Asset Backed Securities Trust , Series 2021-
RM1 , Class M1 , 1.60% , 10/25/63 , Callable
9/25/27 @ 100 * (a) ................. $ 293,476
U.S. Government Agency Mortgage Backed Securities ( 31 .4% )
197,969 Fannie Mae , 3.00% , 6/1/52 , Pool #MA4624 ... 172,661
76,007 Fannie Mae , 3.50% , 5/1/52 , Pool #MA4600 ... 68,974
218,836 Fannie Mae , 3.50% , 7/1/52 , Pool #CB4115 ... 198,521
107,947 Fannie Mae , 3.50% , 10/1/52 , Pool #MA4782 .. 97,941
218,341 Fannie Mae , 4.00% , 9/1/52 , Pool #MA4732 ... 204,395
116,028 Fannie Mae , 4.00% , 5/1/53 , Pool #MA5027 ... 108,571
236,368 Fannie Mae , 4.50% , 10/1/52 , Pool #MA4784 .. 227,253
269,860 Fannie Mae , 4.50% , 11/1/52 , Pool #CB5266 .. 259,373
101,408 Fannie Mae , 4.50% , 11/1/52 , Pool #MA4805 .. 97,508
71,303 Fannie Mae , 4.50% , 12/1/52 , Pool #MA4840 .. 68,547
96,768 Fannie Mae , 4.50% , 4/1/54 , Pool #MA5326 ... 92,945
148,007 Fannie Mae , 5.00% , 4/1/53 , Pool #CB6599 ... 145,452
251,283 Fannie Mae , 5.00% , 7/1/53 , Pool #MA5071 ... 246,873
201,518 Fannie Mae , 5.00% , 10/1/53 , Pool #MA5164 .. 197,789
303,756 Fannie Mae , 5.00% , 11/1/53 , Pool #MA5189 .. 298,323
168,120 Fannie Mae , 5.00% , 3/1/54 , Pool #MA5294 ... 165,008
147,340 Fannie Mae , 5.50% , 3/1/54 , Pool #MA5296 ... 147,201
93,331 Fannie Mae , 5.50% , 5/1/54 , Pool #MA5353 ... 93,243
355,833 Fannie Mae , 5.50% , 6/1/54 , Pool #MA5388 ... 355,499
118,019 Freddie Mac , 3.00% , 6/1/52 , Pool #SD8220 .. 103,039
104,518 Freddie Mac , 3.50% , 7/1/52 , Pool #SD8226 .. 94,843
193,337 Freddie Mac , 4.00% , 11/1/52 , Pool #SD8265 . 180,871
127,583 Freddie Mac , 4.00% , 1/1/53 , Pool #SD8286 .. 119,394
255,899 Freddie Mac , 4.50% , 7/1/52 , Pool #SD8231 .. 245,829
52,076 Freddie Mac , 4.50% , 10/1/52 , Pool #SD8257 . 50,068
164,972 Freddie Mac , 4.50% , 9/1/53 , Pool #SD8360 .. 158,504
183,037 Freddie Mac , 5.00% , 10/1/52 , Pool #SD8258 . 180,145
68,895 Freddie Mac , 5.50% , 4/1/53 , Pool #SD8316 .. 68,845
253,053 Freddie Mac , 5.50% , 10/1/53 , Pool #SD8367 . 252,894
193,206 Government National Mortgage Assoc. , 3.50% ,
10/20/52 , Pool #MA8345 ............ 176,694
99,442 Government National Mortgage Assoc. , 4.00% ,
12/20/52 , Pool #MA8488 ............ 93,539
206,989 Government National Mortgage Assoc. , 4.50% ,
9/20/52 , Pool #786335 .............. 200,819
125,684 Government National Mortgage Assoc. , 5.50% ,
4/20/53 , Pool #MA8801 ............. 126,156
5,297,717
Total Mortgage Backed Securities (Cost $ 5,630,152 ) ......... 5,591,193
Corporate Bonds ( 20 .2% )
Banks ( 4 .9% )
90,000 Bank of America Corp. , 3.42% ( TSFR3M + 130
bps ) , 12/20/28 , Callable 12/20/27 @ 100 * . 86,495
100,000 Bank of America Corp. , 5.29% ( SOFR + 191 bps ) ,
4/25/34 , Callable 4/25/33 @ 100 * ...... 101,551
140,000 Citigroup, Inc. , 4.41% ( SOFR + 391 bps ) ,
3/31/31 , Callable 3/31/30 @ 100 * ...... 136,394
110,000 JPMorgan Chase & Co. , 3.63% , 12/1/27 , Callable
12/1/26 @ 100 * .................. 106,981
90,000 JPMorgan Chase & Co. , 6.40% , 5/15/38 .... 101,188
90,000 Wachovia Corp. , 5.50% , 8/1/35 .......... 92,239
100,000 Wells Fargo & Co. , 5.57% ( SOFR + 174 bps ) ,
7/25/29 , Callable 7/25/28 @ 100 * ...... 102,518
100,000 Wells Fargo & Co. , 6.85% ( H15T5Y + 277 bps ) , ,
Callable 9/15/29 @ 100 * (b) .......... 103,613
830,979
Principal
Amount Security Description Value
Corporate Bonds, continued:
Capital Markets ( 2 .1% )
$ 140,000 Morgan Stanley , 4.43% ( TSFR3M + 189 bps ) ,
1/23/30 , Callable 1/23/29 @ 100 * ...... $ 137,873
120,000 Morgan Stanley , 5.25% ( SOFR + 187 bps ) ,
4/21/34 , Callable 4/21/33 @ 100 * ...... 121,169
90,000 The Goldman Sachs Group, Inc. , 5.68% ( SOFR +
82 bps ) , 9/10/27 , Callable 9/10/26 @ 100 * 90,110
349,152
Consumer Finance ( 2 .5% )
140,000 Ally Financial, Inc. , 6.99% ( SOFR + 326 bps ) ,
6/13/29 , Callable 6/13/28 @ 100 * ...... 146,955
120,000 American Express Co. , 5.10% ( SOFR + 100 bps ) ,
2/16/28 , Callable 2/16/27 @ 100 * ...... 120,862
140,000 Hyundai Capital America , 6.50% , 1/16/29 ,
Callable 12/16/28 @ 100 * (c) .......... 147,999
415,816
Consumer Staples Distribution & Retail ( 1 .2% )
200,000 Viking Baked Goods Acquisition Corp. , 8.63% ,
11/1/31 , Callable 11/1/27 @ 104 * (c) .... 196,265
Diversified Telecommunication Services ( 0 .5% )
90,000 Verizon Communications, Inc. , 4.02% , 12/3/29 ,
Callable 9/3/29 @ 100 * ............. 87,333
Financial Services ( 1 .5% )
250,000 Ford Motor Credit Co. LLC , 6.80% , 11/7/28 ,
Callable 10/7/28 @ 100 * ............ 261,670
Media ( 1 .3% )
70,000 Paramount Global , 4.95% , 1/15/31 , Callable
10/15/30 @ 100 * ................. 66,640
150,000 Univision Communications , 6.63% , 6/1/27 ,
Callable 12/14/24 @ 102 * (c) .......... 149,465
216,105
Metals & Mining ( 1 .6% )
80,000 Cleveland-Cliffs, Inc. , 6.75% , 4/15/30 , Callable
4/15/26 @ 103 * (c) ................ 80,423
100,000 Commercial Metals Co. , 3.88% , 2/15/31 , Callable
2/15/26 @ 102 * .................. 90,204
100,000 Freeport-McMoRan, Inc. , 4.25% , 3/1/30 , Callable
3/1/25 @ 102 * ................... 96,859
267,486
Oil, Gas & Consumable Fuels ( 2 .5% )
80,000 Civitas Resources, Inc. , 8.63% , 11/1/30 , Callable
11/1/26 @ 104 * (c) ................ 84,774
160,000 Kinder Morgan Energy Partners LP , 5.63% ,
9/1/41 ......................... 156,840
100,000 Moss Creek Resources Holdings, Inc. , 8.25% ,
9/1/31 , Callable 9/1/27 @ 104 * (c) ...... 98,298
90,000 Range Resources Corp. , 8.25% , 1/15/29 , Callable
12/19/24 @ 104 * ................. 92,771
432,683
Technology Hardware, Storage & Peripherals ( 0 .6% )
120,000 Apple, Inc. , 3.95% , 8/8/52 , Callable 2/8/52 @
100 * .......................... 100,940
Wireless Telecommunication Services ( 1 .5% )
100,000 Sprint Capital Corp. , 8.75% , 3/15/32 ....... 121,524
150,000 T-Mobile USA, Inc. , 3.38% , 4/15/29 , Callable
12/14/24 @ 102 * ................. 141,360
262,884
Total Corporate Bonds (Cost $ 3,355,637 ) ................... 3,421,313

Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedule of portfolio of investments.
Concluded
Principal
Amount Security Description Value
U.S. Treasury Obligations ( 29 .2% )
U.S. Treasury Bonds
$ 370,000 1.88% , 2/15/51 ..................... $ 221,986
100,000 1.88% , 11/15/51 .................... 59,570
205,472 2.13% , 2/15/54 ..................... 203,962
485,000 3.00% , 2/15/48 ..................... 377,845
70,000 3.63% , 2/15/44 ..................... 62,046
352,000 3.88% , 5/15/43 ..................... 325,793
356,000 4.50% , 2/15/36 ..................... 368,307
150,000 4.63% , 5/15/44 ..................... 152,789
315,000 4.75% , 2/15/41 ..................... 329,433
2,101,731
U.S. Treasury Notes
200,410 1.63% , 10/15/29 .................... 199,338
1,000,000 1.63% , 5/15/31 ..................... 859,258
150,726 1.88% , 7/15/34 ..................... 150,025
270,000 2.88% , 5/15/32 ..................... 247,989
335,000 4.00% , 7/31/30 ..................... 333,037
800,000 4.38% , 5/15/34 ..................... 810,875
220,000 4.63% , 4/30/29 ..................... 224,546
2,825,068
Total U.S. Treasury Obligations (Cost $ 4,897,323 ) .............. 4,926,799
Yankee Debt Obligations ( 14 .7% )
Aerospace & Defense ( 1 .2% )
200,000 Rolls-Royce PLC , 5.75% , 10/15/27 , Callable
7/15/27 @ 100 * (c) ................ 203,536
Automobile Components ( 0 .9% )
200,000 Nemak SAB de CV , 3.63% , 6/28/31 , Callable
3/28/31 @ 100 * (c) ................ 154,269
Banks ( 0 .8% )
150,000 Banco GNB Sudameris SA , 7.50% ( H15T5Y + 666
bps ) , 4/16/31 , Callable 4/16/26 @ 100 * (c) . 143,195
Capital Markets ( 0 .6% )
100,000 International Bank for Reconstruction &
Development , 4.50% , 8/28/34 , Callable
8/28/27 @ 100 * .................. 97,898
Principal
Amount Security Description Value
Yankee Debt Obligations, continued:
Construction & Engineering ( 1 .2% )
$ 200,000 Arcos Dorados BV , 6.13% , 5/27/29 , Callable
5/27/26 @ 103 * (c) ................ $ 200,100
Containers & Packaging ( 1 .1% )
200,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC , 3.25% ,
9/1/28 , Callable 1/3/25 @ 102 * (c) ...... 180,081
Hotels, Restaurants & Leisure ( 1 .7% )
200,000 Alsea SAB de CV , 7.75% , 12/14/26 , Callable
1/3/25 @ 102 * (c) ................. 203,044
100,000 Grupo Posadas SAB de CV , 7.00% , 12/30/27 ,
Callable 12/14/24 @ 100 * (c) (d) ........ 90,663
293,707
Metals & Mining ( 1 .2% )
200,000 Alcoa Nederland Holding BV , 5.50% , 12/15/27 ,
Callable 1/3/25 @ 101 * (c) ........... 199,750
Oil, Gas & Consumable Fuels ( 0 .7% )
120,000 Petroleos Mexicanos , 6.50% , 3/13/27 ...... 117,079
Sovereign Bond ( 2 .8% )
100,000 Dominican Republic International Bond , 5.95% ,
1/25/27 (c) ...................... 99,794
100,000 Leviathan Bond, Ltd. , 6.75% , 6/30/30 , Callable
12/30/29 @ 100 * (c) ............... 95,830
200,000 Panama Government International Bond , 3.16% ,
1/23/30 , Callable 10/23/29 @ 100 * ..... 172,711
100,000 Romanian Government International Bond , 5.88% ,
1/30/29 (c) ...................... 99,096
467,431
Textiles, Apparel & Luxury Goods ( 1 .2% )
200,000 3R Lux SARL , 9.75% , 2/5/31 , Callable 2/5/27 @
105 * (c) ........................ 210,143
Wireless Telecommunication Services ( 1 .3% )
225,000 Millicom International Cellular SA , 5.13% ,
1/15/28 , Callable 1/3/25 @ 101 * (c) ..... 217,150
Total Yankee Debt Obligations (Cost $ 2,460,222 ) .............. 2,484,339
Total Investments (Cost $ 16,343,334 ) — 97 .2% ............... 16,423,644
Other assets in excess of liabilities — 2 .8% ................. 477,980
Net Assets - 100.0% ................................. $ 16,901,624
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2024, illiquid securities were 1.7% of the Fund's net assets.
(b) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future
(c) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at November 30, 2024.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
H15T5Y 5 Year Treasury Constant Maturity Rate
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3-Month

Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Ultra Short Tax-Free Income Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Municipal Bonds (97.5%)
Colorado (3.7%)
$ 475,000 City of Colorado Springs CO Utilities System
Revenue, Series C, 2.80%, 11/1/40,
Continuously Callable @100(a) ......... $ 475,000
District of Columbia (8.0%)
500,000 District of Columbia Revenue, 2.85%, 11/1/45,
Continuously Callable @100(a) ......... 500,000
530,000 Metropolitan Washington Airports Authority
Aviation Revenue, 2.86%, 10/1/39,
Continuously Callable @100(a) ......... 530,000
1,030,000
Florida (1.5%)
200,000 County of Palm Beach FL Revenue, 2.88%,
7/1/32, Callable 1/2/25 @ 100*(a) ....... 200,000
Illinois (6.9%)
315,000 Prospect Heights Rural Fire Protection District,
GO, 5.00%, 12/15/24, AGM ........... 315,142
265,000 Richland County Community Unit School District
No. 1, GO, 5.00%, 12/1/25, BAM ....... 269,406
305,000 West Chicago Park District, GO, Series A, 5.00%,
12/1/25, BAM .................... 309,801
894,349
Indiana (15.2%)
390,000 Center Grove Community School Corp., GO,
5.00%, 1/1/26, ST INTERCEPT ......... 395,451
400,000 Danville Multi School Building Corp. Revenue,
4.50%, 12/15/24, ST INTERCEPT ....... 400,143
400,000 Lafayette School Corp., GO, 5.00%, 1/15/26, ST
INTERCEPT ...................... 405,773
250,000 MSD Warren Township Vision 2005 School
Building Corp. Revenue, 5.00%, 1/10/25, ST
INTERCEPT ...................... 250,371
250,000 MSD Warren Township Vision 2005 School
Building Corp. Revenue, 5.00%, 7/10/25, ST
INTERCEPT ...................... 252,494
265,000 South Putnam High School Building Corp.
Revenue, 5.00%, 7/15/25, ST INTERCEPT .. 267,434
1,971,666
Minnesota (2.9%)
375,000 City of Minneapolis MN Revenue, Series B,
2.85%, 12/1/27, Callable 1/2/25 @ 100*(a) 375,000
Shares or
Principal
Amount Security Description Value
Municipal Bonds, continued:
Ohio (20.6%)
$ 425,000 American Municipal Power, Inc. Revenue, 4.25%,
11/6/25 ........................ $ 428,203
500,000 City of Fairview Park OH, GO, 5.00%, 11/13/25 506,446
400,000 City of Parma OH, GO, 5.25%, 7/31/25(b) .... 404,480
525,000 City of Springfield OH, GO, 5.13%, 3/27/25 ... 528,038
400,000 City of Warrensville Heights OH, GO, 4.50%,
6/25/25(b) ...................... 401,743
400,000 City of Wyoming OH, GO, 3.88%, 10/15/25 ... 402,227
2,671,137
Tennessee (6.9%)
250,000 City of Dyersburg TN, GO, 5.00%, 6/1/25, AGC 252,016
280,000 Clarksville Public Building Authority Revenue,
2.13%, 1/1/33, Callable 1/1/25 @ 100*(a) . 280,000
360,000 Montgomery County Public Building Authority
Revenue, 2.94%, 11/1/27, Callable 1/1/25 @
100*(a) ........................ 360,000
892,016
Texas (17.7%)
320,000 Amarillo Independent School District, GO, 5.00%,
2/1/25 ......................... 320,951
430,000 City of Austin TX Revenue, Series B, 2.85%,
11/15/29, Continuously Callable @100(a) .. 430,000
465,000 City of Ingleside TX, GO, 5.00%, 2/1/25 ..... 466,320
550,000 Montgomery Independent School District, GO,
Series A, 5.00%, 2/15/25 ............. 551,932
515,000 Waxahachie Independent School District, GO,
5.00%, 8/15/25 ................... 521,749
2,290,952
Wisconsin (14.1%)
400,000 Cambridge School District Revenue, 4.50%,
9/3/25 ......................... 401,341
510,000 County of Vilas WI, GO, 5.00%, 3/1/25 ...... 512,150
500,000 PMA Levy & Aid Anticipation Notes Program
Revenue, Series B, 5.00%, 6/27/25 ...... 504,965
410,000 Village of Fox Crossing WI, GO, 5.00%, 4/1/25 412,293
1,830,749
Total Municipal Bonds (Cost $12,625,291) .................. 12,630,869
Investment in Affiliates (1.8%)
229,644 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.47%(c) ......... 229,644
Total Investment in Affiliates (Cost $229,644) ................. 229,644
Total Investments (Cost $12,854,935) — 99.3% ............... 12,860,513
Other assets in excess of liabilities — 0.7% ................. 92,180
Net Assets - 100.0% ................................. $ 12,952,693
(a) Interest rate is determined by the Remarketing Agent.  The rate presented is the rate in effect at November 30, 2024.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2024.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
AGC Assured Guaranty Corporation
AGM Assured Guaranty Municipal Corporation
BAM Build America Mutual Assurance Company
GO General Obligation
ST INTERCEPT State Intercept

Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
World Energy Fund

See notes to schedule of portfolio of investments.
Shares or
Principal
Amount Security Description Value
Common Stocks ( 94 .8% )
Aerospace & Defense ( 6 .0% )
23,000 BWX Technologies, Inc. ................ $ 3,009,550
9,000 Curtiss-Wright Corp. .................. 3,362,670
6,372,220
Construction & Engineering ( 2 .9% )
55,000 Fluor Corp. (a) ...................... 3,087,150
Consumer Staples Distribution & Retail ( 1 .6% )
4,000 Casey's General Stores, Inc. ............. 1,683,560
Electric Utilities ( 1 .5% )
685 ALLETE, Inc. ....................... 44,443
333 Constellation Energy Corp. .............. 85,434
101 Duke Energy Corp. ................... 11,822
253 Fortis, Inc. ADR ..................... 11,304
102 IDACORP, Inc. ...................... 12,084
447 MGE Energy, Inc. .................... 46,613
153 NextEra Energy, Inc. .................. 12,036
55,000 Oklo, Inc. (a) ....................... 1,294,700
518 Otter Tail Corp. ...................... 41,772
705 The Southern Co. .................... 62,837
1,623,045
Electrical Equipment ( 15 .5% )
20,000 Emerson Electric Co. .................. 2,652,000
18,000 GE Vernova, Inc. (a) ................... 6,014,160
65,000 NuScale Power Corp. (a) ................ 1,927,250
42,000 nVent Electric PLC ................... 3,289,020
20,000 Vertiv Holdings Co. , Class A ............. 2,552,000
16,434,430
Energy Equipment & Services ( 8 .2% )
70,349 Baker Hughes Co. .................... 3,091,838
310 Halliburton Co. ..................... 9,877
298 Helmerich & Payne, Inc. ................ 10,320
428 Noble Corp. PLC .................... 14,325
35,495 Schlumberger NV .................... 1,559,650
90,000 TechnipFMC PLC .................... 2,823,300
4,383 Tenaris SA ADR ..................... 168,000
219 Valaris, Ltd. (a) ...................... 10,116
12,000 Weatherford International PLC ............ 987,600
8,675,026
Gas Utilities ( 0 .4% )
1,151 Atmos Energy Corp. .................. 174,169
558 Chesapeake Utilities Corp. .............. 73,517
2,602 National Fuel Gas Co. ................. 166,450
163 Southwest Gas Holdings, Inc. ............ 12,740
476 UGI Corp. ......................... 14,456
441,332
Independent Power and Renewable Electricity Producers ( 0 .2% )
1,811 Brookfield Renewable Corp. , Class A ....... 57,807
1,239 Central Puerto SA ADR , Class A .......... 16,888
1,582 Ormat Technologies, Inc. ............... 129,123
55 Talen Energy Corp. (a) ................. 11,792
215,610
Multi-Utilities ( 0 .2% )
289 Consolidated Edison, Inc. ............... 29,071
1,647 National Grid PLC ADR (a) .............. 104,881
165 Public Service Enterprise Group, Inc. ....... 15,559
112 WEC Energy Group, Inc. ................ 11,318
160,829
Oil, Gas & Consumable Fuels ( 58 .1% )
111,740 Cameco Corp. ADR ................... 6,642,943
950 Canadian Natural Resources, Ltd. .......... 32,129
17,758 Cheniere Energy, Inc. .................. 3,977,970
51 Chevron Corp. ...................... 8,259
Shares or
Principal
Amount Security Description Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
15,521 ConocoPhillips ..................... $ 1,681,545
123 CONSOL Energy, Inc. ................. 16,076
100,000 Coterra Energy, Inc. ................... 2,672,000
20,000 Diamondback Energy, Inc. .............. 3,551,800
75,303 Enbridge, Inc. ...................... 3,266,644
210,000 Energy Transfer, LP ................... 4,170,600
20,000 Eni SpA ADR ....................... 563,600
256 EOG Resources, Inc. .................. 34,115
30,000 EQT Corp. ......................... 1,363,200
15,000 Expand Energy Corp. .................. 1,484,400
27,640 Exxon Mobil Corp. ................... 3,260,414
70,000 Golar LNG Ltd. ...................... 2,755,900
5,779 Kinder Morgan, Inc. .................. 163,372
140,000 Mach Natural Resources LP ............. 2,181,200
9,294 Marathon Petroleum Corp. .............. 1,451,258
70,000 Matador Resources Co. ................ 4,200,700
9,803 ONEOK, Inc. ....................... 1,113,621
525 Peabody Energy Corp. ................. 12,521
11,449 Pembina Pipeline Corp. ................ 473,645
200,000 Permian Resources Corp. ............... 3,132,000
3,411 Phillips 66 ........................ 457,006
34,952 Shell PLC ADR ...................... 2,262,793
0 South Bow Corp. (a) .................. 11
5,548 Targa Resources Corp. ................. 1,133,456
13,127 TC Energy Corp. ADR ................. 642,304
911 Texas Pacific Land Corp. ............... 1,457,682
60,889 The Williams Cos., Inc. ................ 3,563,224
7,050 Valero Energy Corp. .................. 980,514
50,000 Viper Energy, Inc. .................... 2,705,500
61,412,402
Water Utilities ( 0 .2% )
703 American States Water Co. .............. 59,973
328 American Water Works Co., Inc. ........... 44,916
1,122 California Water Service Group ........... 57,435
177 Essential Utilities, Inc. ................. 7,085
179 Middlesex Water Co. .................. 11,713
314 The York Water Co. ................... 11,254
192,376
Total Common Stocks (Cost $ 75,227,099 ) ................... 100,297,980
Corporate Bonds ( 2 .2% )
Energy Equipment & Services ( 1 .0% )
$ 715,000 Halliburton Co. , 2.92% , 3/1/30 , Callable 12/1/29
@ 100 * ........................ 652,587
400,000 Schlumberger Holdings Corp. , 3.90% , 5/17/28 ,
Callable 2/17/28 @ 100 * (b) .......... 391,515
1,044,102
Oil, Gas & Consumable Fuels ( 1 .2% )
463,000 Civitas Resources, Inc. , 8.75% , 7/1/31 , Callable
7/1/26 @ 104 * (b) ................. 490,829
400,000 Comstock Resources, Inc. , 6.75% , 3/1/29 ,
Callable 12/19/24 @ 103 * (b) .......... 394,387
400,000 Range Resources Corp. , 8.25% , 1/15/29 , Callable
12/19/24 @ 104 * ................. 412,316
1,297,532
Total Corporate Bonds (Cost $ 2,321,370 ) ................... 2,341,634

Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
World Energy Fund

See notes to schedule of portfolio of investments.
Concluded
The Adviser has determined that 48.0% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.
Shares or
Principal
Amount Security Description Value
Investment in Affiliates ( 0 .4% )
456,932 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 4.47% (c) ......... $ 456,932
Total Investment in Affiliates (Cost $ 456,932 ) ................. 456,932
Yankee Debt Obligations ( 2 .3% )
Energy Equipment & Services ( 0 .7% )
$ 700,000 Valaris, Ltd. , 8.38% , 4/30/30 , Callable 4/30/26 @
104 * (b) ........................ 712,922
Oil, Gas & Consumable Fuels ( 1 .6% )
725,000 Enbridge, Inc. , 1.60% , 10/4/26 , Callable 9/4/26
@ 100 * ........................ 685,488
922,250 Transocean, Inc. , 8.75% , 2/15/30 , Callable
2/15/26 @ 104 * (b) ................ 960,748
1,646,236
Total Yankee Debt Obligations (Cost $ 2,356,649 ) .............. 2,359,158
Total Investments (Cost $ 80,362,050 ) — 99 .7% ............... 105,455,704
Other assets in excess of liabilities — 0 .3% ................. 339,012
Net Assets - 100.0% ................................. $ 105,794,716
(a) Non-income producing security.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2024.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
ADR American Depositary Receipt

Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Hedged Income Fund

See notes to schedule of portfolio of investments.
Shares Security Description Value
Common Stocks + (103.8%)
Aerospace & Defense (1.7%)
1,700 General Dynamics Corp. ............... $ 482,817
Banks (5.5%)
6,300 JPMorgan Chase & Co. ................ 1,573,236
Beverages (2.8%)
4,800 PepsiCo, Inc. ....................... 784,560
Biotechnology (3.1%)
4,800 AbbVie, Inc. ........................ 878,064
Broadline Retail (4.3%)
5,900 Amazon.com, Inc.(a) .................. 1,226,551
Capital Markets (7.8%)
1,100 Blackrock, Inc. ...................... 1,125,080
8,200 Morgan Stanley ..................... 1,079,202
2,204,282
Chemicals (2.9%)
18,900 Dow, Inc. ......................... 835,569
Communications Equipment (3.2%)
1,800 Motorola Solutions, Inc. ................ 899,460
Electric Utilities (2.3%)
5,600 Duke Energy Corp. ................... 655,480
Electrical Equipment (5.1%)
11,000 Emerson Electric Co. .................. 1,458,600
Entertainment (1.6%)
3,900 The Walt Disney Co. .................. 458,133
Financial Services (2.0%)
1,800 Visa, Inc., Class A .................... 567,144
Health Care Equipment & Supplies (2.6%)
8,700 Medtronic PLC ...................... 752,898
Health Care Providers & Services (3.3%)
7,700 Cardinal Health, Inc. .................. 941,248
Hotels, Restaurants & Leisure (2.7%)
2,600 McDonald's Corp. ................... 769,626
Household Products (1.3%)
2,000 The Procter & Gamble Co. .............. 358,520
Industrial REITs (1.6%)
12,000 STAG Industrial, Inc. .................. 441,480
Insurance (1.8%)
4,000 Prudential Financial, Inc. ............... 517,640
Shares Security Description Value
Common Stocks, continued:
Interactive Media & Services (5.1%)
5,800 Alphabet, Inc., Class C ................ $ 988,842
800 Meta Platforms, Inc., Class A ............ 459,456
1,448,298
IT Services (1.8%)
1,400 Accenture PLC, Class A ................ 507,318
Oil, Gas & Consumable Fuels (6.0%)
4,300 Diamondback Energy, Inc. .............. 763,637
7,100 Phillips 66 ........................ 951,258
1,714,895
Pharmaceuticals (6.0%)
11,400 AstraZeneca PLC ADR ................. 770,868
9,200 Merck & Co., Inc. .................... 935,088
1,705,956
Semiconductors & Semiconductor Equipment (8.4%)
8,000 Broadcom, Inc. ...................... 1,296,640
8,000 NVIDIA Corp. ....................... 1,106,000
2,402,640
Software (7.2%)
700 Intuit, Inc. ......................... 449,211
3,800 Microsoft Corp. ..................... 1,609,148
2,058,359
Specialty Retail (3.6%)
2,400 The Home Depot, Inc. ................. 1,029,912
Technology Hardware, Storage & Peripherals (7.0%)
8,400 Apple, Inc. ........................ 1,993,572
Trading Companies & Distributors (3.1%)
10,300 MSC Industrial Direct Co., Inc. ........... 884,564
Total Common Stocks (Cost $22,680,778) ................... 29,550,822
Purchased Option (0.3%)^
18 S&P 500 Index ...................... 80,820
Total Purchased Option (Cost $216,250) .................... 80,820
Investment in Affiliates (1.2%)
337,599 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.47%(b) ......... 337,599
Total Investment in Affiliates (Cost $337,599) ................. 337,599
Total Investments (Cost $23,234,627) — 105.3% .............. 29,969,241
Liabilities in excess of other assets — (5.3)% ................ (1,514,807)
Net Assets - 100.0% ................................. $ 28,454,434
(a) Non-income producing security.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2024.
+ All or a portion of each common stock has been pledged as collateral for outstanding call options written.
ADR American Depositary Receipt
^ See Options table below for more details.
At November 30, 2024, the Fund's exchange traded options purchased were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount(a) Fair Value
S&P 500 Index Put 5000.00 USD 6/20/25 18 $ 90,000 $ 80,820
Total (Cost $216,250) $ 80,820

Schedule of Portfolio Investments
November 30, 2024 (Unaudited)
Hedged Income Fund

See notes to schedule of portfolio of investments.
Concluded
At November 30, 2024, the Fund's exchange traded options written were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount(a) Fair Value
AbbVie, Inc. Call 195.00 USD 1/17/25 15 $ 2,925 $ (2,175)
Accenture PLC Call 385.00 USD 12/20/24 7 2,695 (2,709)
Alphabet, Inc. Call 192.50 USD 12/20/24 15 2,888 (210)
Amazon.com, Inc. Call 220.00 USD 12/6/24 15 3,300 (435)
Apple, Inc. Call 200.00 USD 12/20/24 40 8,000 (152,680)
Apple, Inc. Call 220.00 USD 12/20/24 1 220 (1,850)
BlackRock, Inc. Call 990.00 USD 1/17/25 6 5,940 (30,000)
BlackRock, Inc. Call 1100.00 USD 1/17/25 5 5,500 (4,225)
Broadcom, Inc. Call 70.00 USD 12/20/24 44 3,080 (402,820)
Broadcom, Inc. Call 215.00 USD 12/20/24 9 1,935 (117)
Cardinal Health, Inc. Call 128.00 USD 12/20/24 27 3,456 (405)
Cardinal Health, Inc. Call 80.00 USD 3/21/25 50 4,000 (203,500)
Diamondback Energy, Inc. Call 170.31 USD 12/20/24 22 3,747 (20,460)
Diamondback Energy, Inc. Call 202.50 USD 12/20/24 18 3,645 (450)
Emerson Electric Co. Call 120.00 USD 12/20/24 55 6,600 (74,250)
Emerson Electric Co. Call 125.00 USD 12/20/24 50 6,250 (39,000)
General Dynamics Corp. Call 320.00 USD 12/6/24 9 2,880 (1,800)
Intuit, Inc. Call 680.00 USD 1/17/25 4 2,720 (3,520)
JPMorgan Chase & Co. Call 215.00 USD 12/20/24 32 6,880 (107,200)
JPMorgan Chase & Co. Call 255.00 USD 1/17/25 31 7,905 (20,150)
McDonald's Corp. Call 300.00 USD 12/13/24 16 4,800 (2,432)
McDonald's Corp. Call 315.00 USD 1/17/25 10 3,150 (1,340)
Medtronic PLC Call 95.00 USD 12/6/24 44 4,180 (2,244)
Merck & Co., Inc. Call 90.00 USD 12/20/24 92 8,280 (109,480)
Meta Plateform, Inc. Call 650.00 USD 12/20/24 4 2,600 (280)
Morgan Stanley Call 110.00 USD 12/20/24 40 4,400 (90,800)
Morgan Stanley Call 130.00 USD 12/20/24 42 5,460 (17,724)
Motorola Solutions, Inc. Call 480.00 USD 12/20/24 10 4,800 (20,800)
MSC Industrial Direct Co., Inc. Call 90.00 USD 12/20/24 51 4,590 (1,785)
MSC Industrial Direct Co., Inc. Call 95.00 USD 12/20/24 52 4,940 (1,040)
Phillips 66 Call 140.00 USD 12/20/24 30 4,200 (2,400)
Phillips 66 Call 142.00 USD 12/20/24 41 5,822 (1,845)
Stag Industrial, Inc. Call 40.00 USD 12/20/24 60 2,400 (300)
The Home Depot, Inc. Call 410.00 USD 1/17/25 10 4,100 (26,700)
The Home Depot, Inc. Call 340.00 USD 2/21/25 12 4,080 (110,820)
The Walt Disney Co. Call 121.00 USD 12/20/24 20 2,420 (1,760)
The Walt Disney Co. Call 115.00 USD 1/17/25 19 2,185 (9,595)
Visa, Inc. Call 315.00 USD 12/20/24 18 5,670 (9,180)
Total (Premiums $(1,361,598)) $ (1,478,481)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Notes to Schedules of Portfolio Investments
November 30, 2024 (Unaudited)

1. Restricted Securities:
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the
Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of November 30, 2024 are identified below:
2. Affiliated Transactions
A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending
November 30, 2024 is noted below:
Security Acquisition Date Acquisition Cost Principal Amount
Fair
Value
Strategic Enhanced Yield Fund:
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63, Callable 9/25/27 @
100 ........................................................... 03/25/21 $ 334,913 $ 365,750 $ 293,476
Fund
Fair Value
8/31/24 Purchases Sales
Fair Value
11/30/24
Shares as of
11/30/24
Dividend
Income
Limited Duration Fund .................................. $ 1, 399 , 907 $ 4 , 889 , 5 72 $ ( 4 , 626 , 197 ) $ 1,663 , 282 1,663 , 282 $ 9, 216
Bond Fund ......................................... 1, 066 , 727 7 , 42 6, 612 ( 7 ,44 0 , 2 25) 1,053 , 114 1,053 , 114 10 , 309
Strategic Enhanced Yield Fund ............................ 895 , 853 5 , 973 , 186 (6, 8 69 , 0 39 ) - - 4 , 870
Ultra Short Tax-Free Income Fund .......................... 32 , 154 5 ,3 29 , 447 ( 5 , 13 1 , 957 ) 2 29 , 644 2 29 , 644 2 , 352
World Energy Fund .................................... 1,050 , 382 11 , 999 , 25 0 ( 12 ,5 79 , 622 ) 470 , 0 10 4 70 , 0 10 12 , 325
Hedged Income Fund .................................. 3 44, 418 1, 440 , 7 06 (1, 551 , 914 ) 233 , 210 233 , 210 5 , 420
$ 4, 789 , 441 $ 3 7, 058 , 773 $ ( 3 8 , 198 , 954 ) $ 3, 649 , 260 3, 649 , 260 $ 44 , 492